      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                               (File No. 33-11549)                          ---
                         Post-Effective Amendment No. 28
                                                      --
                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      X
                              (File No. 811-04995)                          ---
                         Post-Effective Amendment No. 29
                                                      --

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Kelly K. Boston, Staff Attorney
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney, LLP
                         50 South 6th Street, Suite 1500
                          Minneapolis, Minnesota 55402

         It is proposed that this filing will become effective (check appropriate box):

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         _XX_ on August 1, 2006 pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(1) of rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about April 21,
2006.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                               (File No. 2-91312)                           ---
                         Post-Effective Amendment No. 32
                                                      --

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      X
                              (File No. 811-04033)                          ---
                         Post-Effective Amendment No. 33
                                                      --

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Kelly K. Boston, Staff Attorney
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney, LLP
                         50 South 6th Street, Suite 1500
                          Minneapolis, Minnesota 55402

         It is proposed that this filing will become effective (check appropriate box):

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         _XX_ on August 1, 2006 pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(1) of rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about April 21,
2006.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                               (File No. 2-91313)                           ---
                         Post-Effective Amendment No. 29
                                                      --

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      X
                              (File No. 811-04032)                          ---
                         Post-Effective Amendment No. 30
                                                      --

                           SIT MONEY MARKET FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Kelly K. Boston, Staff Attorney
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney, LLP
                         50 South 6th Street, Suite 1500
                          Minneapolis, Minnesota 55402

         It is proposed that this filing will become effective (check appropriate box):

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         _XX_ on August 1, 2006 pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(1) of rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about April 26,
2006.

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                               (File No. 2-91313)                           ---
                         Post-Effective Amendment No. 4
                                                      -

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      X
                              (File No. 811-04032)                          ---
                         Post-Effective Amendment No. 4
                                                      -

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         Kelly K. Boston, Staff Attorney
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney, LLP
                         50 South 6th Street, Suite 1500
                          Minneapolis, Minnesota 55402

         It is proposed that this filing will become effective (check appropriate box):

         ____ immediately upon filing pursuant to paragraph (b) of rule 485
         _XX_ on August 1, 2006 pursuant to paragraph (b) of rule 485
         ____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(1) of rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ____ on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about April 21,
2006.

Bond Funds Prospectus
August 1, 2006

Money Market Fund

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Florida Tax-Free Income Fund

A Family of No-Load Funds

Each Sit Fund is no-load, which means that you pay no sales charges.

Be sure to read this Prospectus before you invest and keep it on file for future reference. If you have a question about any part of the Prospectus, please call 1-800-332-5580 or visit our website at www.sitfunds.com.

Sit Mutual Funds

Bond Funds Prospectus

A U G U S T   1,   2 0 0 6

M O N E Y   M A R K E T   F U N D

U . S .   G O V E R N M E N T   S E C U R I T I E S   F U N D

T A X - F R E E   I N C O M E   F U N D

M I N N E S O T A   T A X - F R E E   I N C O M E   F U N D

F L O R I D A   T A X - F R E E   I N C O M E   F U N D

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Introduction

Sit Mutual Funds are a family of no-load mutual funds offering a selection of Funds to investors. Each Fund has a distinctive investment objective and risk/reward profile.

T H E   S I T   B O N D   F U N D S   C O N S I S T   O F :

>	Money Market Fund
>	U.S. Government Securities Fund
>	Tax-Free Income Fund
>	Minnesota Tax-Free Income Fund
>	Florida Tax-Free Income Fund

This Prospectus describes the five bond funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve these objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Fund Summaries

MONEY MARKET FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks maximum current income to the extent consistent with preserving capital and maintaining liquidity.

P R I N C I P A L   I N V E S T M E N T    S T R A T E G I E S

The Fund seeks to achieve its objective by investing in a diversified portfolio of high-quality short-term debt securities, which may include:

>	Corporate debt securities, such as commercial paper;
>	Obligations of the U.S. government, its agencies and instrumentalities; and
>	Bank instruments, such as certificates of deposit, time deposits and bankers’ acceptances.

The Fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that:

>	the Fund seeks to maintain a stable asset value of $1.00 per share;
>	the Fund’s investments mature within 397 days of purchase;
>	the Fund maintain an average dollar-weighted portfolio maturity of 90 days or less;
>	all of the Fund’s investments be denominated in U.S. dollars; and
>	all of the Fund’s investments be high-quality securities that have been determined by the Fund’s investment adviser to present minimal credit risk.

R I S K S

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund are Interest Rate Risk, Credit Risk and Income Risk. See page 11 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

U.S. GOVERNMENT SECURITIES FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks high current income and safety of principal.

P R I N C I P A L   I N V E S T M E N T    S T R A T E G I E S

The Fund seeks to achieve its objective by investing exclusively in U.S. government securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Fund invests a substantial portion of its assets in pass-through securities. Pass-through securities are formed when mortgages or other debt instruments are pooled together and undivided interests in the pool are sold to investors, such as the Fund. The cash flow from the underlying debt instruments is “passed through” to the holders of the securities in the form of periodic (generally monthly) payments of interest and principal, and any prepayments.

Pass-through securities in which the Fund invests include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit. In addition, a portion of the Fund’s pass-through security investments may be GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit.

Other types of U.S. government securities in which the Fund may invest include U.S. Treasury securities, U.S. government agency collateralized mortgage obligations and other U.S. government agency securities.

In selecting securities for the Fund, Fund managers seek securities providing high current income relative to yields currently available in the market. In making purchase and sales decisions for the Fund, the Fund managers consider their economic outlook and interest rate

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

forecast, as well as their evaluation of a security’s prepayment risk, yield, maturity, and liquidity. Fund managers attempt to maintain an average effective duration for the portfolio of approximately 2 to 5 years.

The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 15 and 25 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Fund managers believe that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.

R I S K S

As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund. The principal risks of investing in the Fund are Interest Rate Risk, Credit Risk, Income Risk, Prepayment Risk and Management Risk. See page 11 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

TAX-FREE INCOME FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks high current income that is exempt from federal income tax consistent with preservation of capital.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. Municipal securities are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities.

The Fund invests both in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds, and in revenue bonds of health care related facilities.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s investment adviser. Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 25% of its assets in municipal securities rated below investment grade (commonly refered to as junk bonds) or determined to be of comparable quality by the Fund’s investment adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings, or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

In selecting securities for the Fund, Fund managers seek securities providing high tax-exempt income. Fund managers attempt to maintain an average effective duration for the portfolio of approximately 2.5 to 8 years. The Fund managers’ economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, and liquidity, are all factors considered when making investment decisions.

The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Fund managers believe that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.

R I S K S

As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund. The principal risks of investing in the Fund are Interest Rate Risk, Credit Risk, Income Risk, Prepayment Risk, Management Risk, Call Risk, Political, Economic and Tax Risk, Revenue Bond Risk, Housing Authority Bonds Risk, Health Care Facility Revenue Obligations Risk and High-Yield Risk. See pages 11 through 13 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

MINNESOTA TAX-FREE INCOME FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks high current income that is exempt from federal regular income tax and Minnesota regular personal income tax consistent with preservation of capital.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 20% of its assets in securities that generate interest income subject to both Minnesota and federal alternative minimum tax (“AMT”). Investors subject to AMT treat the Fund’s income subject to AMT as an item of tax preference in computing their alternative minimum taxable income.

The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities which include single family and multi-family mortgage revenue bonds, and in revenue bonds of health care related facilities.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s adviser. Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 30% of its assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Fund’s investment adviser, but the Fund may not invest in securities rated lower than B3 by Moody‘s Investors Service, or B – by Standard and Poor’s or Fitch Ratings or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

In selecting securities for the Fund, Fund managers seek securities providing high current tax-exempt income. In making purchase and sales decisions for the Fund, the Fund managers consider their economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, and liquidity. Fund managers attempt to maintain an average effective duration for the portfolio of approximately 3 to 8 years.

The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Fund managers believe that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.

R I S K S

As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund. The principal risks of investing in the Fund are Interest Rate Risk, Credit Risk, Income Risk, Prepayment Risk, Management Risk, Call Risk, Political, Economic and Tax Risk, Revenue Bond Risk, Housing Authority Bonds Risk, Health Care Facility Revenue Obligations Risk, Risk of Non-Diversification, High-Yield Risk and Minnesota State Specific Risk. See pages 11 through 14 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

FLORIDA TAX-FREE INCOME FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks high current income that is exempt from federal regular income tax.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax. Florida does not impose an individual income tax. Dividends paid by the Fund to corporate shareholders will be subject to Florida corporate income tax.

During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax (“AMT”). Investors subject to AMT treat the Fund’s income subject to AMT as an item of tax preference in computing their alternative minimum taxable income.

The Fund substantially invests in municipal securities issued by the state of Florida and its political subdivisions. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities which include single family and multi-family mortgage revenue bonds, and in revenue bonds of health care related facilities. The Fund also invests in community development district bonds. Community development districts are special purpose taxing and development districts that issue special assessment and revenue bonds to fund infrastructure projects within the development district.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s adviser. Investment-grade securities are rated within the four highest grades by the major rating agencies. Currently, the Fund’s adviser intends to invest less than 20% of the Fund’s assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Fund’s investment adviser. However, the Fund may invest up to 30% of its net assets in securities rated below investment-grade, but the Fund may not invest

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.

In selecting securities for the Fund, Fund managers seek securities providing high current tax-exempt income. In making purchase and sales decisions for the Fund, the Fund managers consider their economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, liquidity and portfolio diversification. Fund managers attempt to maintain an average effective duration for the portfolio of approximately 2.5 to 8 years based on the managers’ economic outlook and the direction in which inflation and interest rates are expected to move. The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Fund managers believe that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity

R I S K S

As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund. The principal risks of investing in the Fund are Interest Rate Risk, Credit Risk, Income Risk, Prepayment Risk, Management Risk, Call Risk, Political, Economic and Tax Risk, Revenue Bond Risk, Housing Authority Bonds Risk, Health Care Facility Revenue Obligations Risk, Risk of Non-Diversification, High-Yield Risk and Florida State Specific Risk. See pages 11 through 14 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund’s investments, investment performance and price of its shares. It is possible to lose money by investing in the Funds.

The principal risks of investing in the Funds include:

R I S K S  T H A T  A P P L Y  T O  A L L  F U N D S

>

Interest Rate Risk: An increase in interest rates may lower a Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities.

>

Credit Risk: The issuers or guarantors of securities (including U.S. government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. government) owned by a Fund may default on the payment of principal or interest, or the other party to a contract may default on its obligations to a Fund, causing the value of the Fund to decrease.

>	Income Risk: The income you earn from a Fund may decline due to declining interest rates.

>	Management Risk: A strategy used by the investment management team may not produce the intended results.

R I S K   T H A T   A P P L I E S   P R I M A R I L Y   T O   T H E   U. S.
G O V E R N M E N T   S E C U R I T I E S ,   T A X - F R E E   I N C O M E ,
M I N N E S O T A   T A X - F R E E   I N C O M E   A N D   F L O R I D A
T A X - F R E E   I N C O M E   F U N D S

>

Prepayment Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities and manufactured home loan pass-through securities owned by a Fund. The proceeds received by a Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to a Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of a Fund’s value to rising interest rates.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   TO  T H E    T A X - F R E E
I N C O M E ,   M I N N E S O T A   T A X - F R E E   I N C O M E ,   A N D
F L O R I D A   T A X - F R E E    I N C O M E   F U N D S

>

Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in a Fund’s income.

>

Political, Economic and Tax Risk: Because the Funds invest primarily in municipal securities issued by states and their political subdivisions (specifically, the state of Minnesota for the Minnesota Tax-Free Income Fund and the state of Florida for the Florida Tax-Free Income Fund), the Funds may be particularly affected by the political and economic conditions and developments in those states. Since each Fund primarily invests in municipal securities, the value of each Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.

>

Revenue Bond Risk: The revenue bonds in which the Funds invest may entail greater credit risk than the Funds’ investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.

>

Housing Authority Bonds Risk: Because the Funds may invest a significant portion of their assets in housing authority bonds, the Funds may be more affected by events influencing the housing sector than a fund that is more diversified across numerous sectors. A housing authority’s gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, economic developments such as fluctuations in interest rates, construction costs and operating costs; and changes in federal housing subsidy programs. A housing authority’s inability to obtain additional financing could also reduce revenues available to pay existing obligations.

>

Health Care Facility Revenue Obligations Risk: Because the Funds may invest a significant portion of their assets in health care facility bonds, the Funds may be more affected by events influencing the health care sector than a fund that is more diversified across numerous sectors. A health care facility’s gross receipts and net income

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

available for debt service may be affected by future events and conditions including, among other things, demand for services, efforts by insurers and governmental agencies to limit rates, legislation and changes in Medicare, Medicaid and other similar third-party payor programs.

>

High-Yield Risk: The Minnesota Tax-Free Income and Florida Tax-Free Income Funds may invest up to 30% of its assets in municipal securities rated below investment-grade. The Tax-Free Income Fund may invest up to 25% of its assets in municipal securities rated below investment-grade. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.

R I S K T H A T A P P L I E S P R I M A R I L Y T O T H E M I N N E S O T A T A X - F R E E I N C O M E F U N D A N D T H E F L O R I D A T A X - F R E E I N C O M E F U N D

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Risk of Nondiversification: The Funds are nondiversified, as is typical of single-state funds. This means that each may invest in a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

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Minnesota State Specific Risk: The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State’s economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of fabricated metals, machinery, computers and electronics, food, and printing and related. The concentration in these industries leaves Minnesota vulnerable to an economic slowdown associated with business cycles in these industries. The ability of Minnesota or its municipalities to meet their obligations depends on the availability of tax and other revenues, the economic, political and demographic conditions within the state, ecological

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

or environmental concerns, and the underlying fiscal condition of the state, its counties and its municipalities. In recent years, the State addressed recurring projected budget deficits by substantially reducing or deferring projected spending, including aid to local government and higher education, transferring funds from other accounts, and increasing revenues.

R I S K T H A T A P P L I E S O N L Y T O T H E F L O R I D A T A X - F R E E I N C O M E F U N D

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Florida State Specific Risk: Because the Fund invests primarily in Florida municipal securities it will be more exposed to negative political or economic factors in Florida than a fund that invests more widely. Florida’s economy is largely composed of services, trade, construction, agriculture, manufacturing and tourism. The exposure to these industries, particularly tourism, leaves Florida vulnerable to an economic slowdown associated with business cycles. When compared with other states, Florida has a proportionately greater retirement age population, and property income (dividends, interest and rent) and transfer payments (including social security and pension benefits) are a relatively more important source of income. Proportionately greater dependency on these revenues leaves the state vulnerable to a decline in these revenues. Furthermore, because of Florida’s rapidly growing population, corresponding increases in state revenue will be necessary during the next decade to meet increased burdens on the various public and social services provided by the state. From time to time, Florida and its political subdivisions have encountered financial difficulties.

PORTFOLIO HOLDINGS

Each Funds’ portfolio holdings are included in that Fund’s annual and semi-annual financial reports that are mailed to shareholders of record. Additionally, a complete portfolio holdings report is filed quarterly with the SEC on Form N-Q and is available on the SEC website at www.sec.gov or upon request from a Sit Investor Service Representative. A complete description of the Funds’ portfolio holdings disclosure policies is available in the Funds’ Statement of Additional Information.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PERFORMANCE

The following bar charts show the Funds’ annual total returns for calendar years ended 12/31. This information illustrates how each Fund’s performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund’s past performance does not necessarily indicate how it will perform in the future. The bar charts assume that all distributions have been reinvested.

              A N N U A L   T O T A L   R E T U R N S   for calendar years ended 12/31

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

                          A N N U A L   T O T A L   R E T U R N S   (continued)

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E   A N N U A L   T O T A L   R E T U R N S    for periods ended 12/31/05

The following tables show the Funds’ average annual total returns before taxes over various periods ended December 31, 2005. The tables also show, for each Fund other than Money Market Fund, the Fund’s average total returns after taxes and the change in value of a broad-based market index. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Money Market Fund	1 Year	5 Years	10 Years

Return before taxes	2.77%	1.84%	3.53%

U.S. Government Securities Fund	1 Year	5 Years	10 Years

Return before taxes	2.49%	4.25%	5.12%
Return after taxes on distributions	1.11	2.71	3.12
Return after taxes on distributions and sale of Fund shares	1.33	2.70	3.12
Lehman Intermediate Gov’t Bond Index (1) (2)	1.68	4.82	5.50

(1)	Reflects no deduction for fees, expenses or taxes
(2)	An unmanaged index composed of government fixed-rate securities with maturities of 1 to 10 years.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Tax-Free Income Fund	1 Year	5 Years	10 Years

Return before taxes	3.30%	4.33%	4.72%
Return after taxes on distributions	3.30	4.33	4.70
Return after taxes on distributions and sale of Fund shares	3.38	4.34	4.73
Lehman 5-Year Municipal Bond Index (1) (2)	0.95	4.62	4.78

(1)	Reflects no deduction for fees, expenses or taxes
(2)	An unmanaged index composed of municipal securities with maturities of 4 to 6 years. It is a subset of the Lehman Municipal Bond Index, an unmanaged index of investment-grade tax-exempt bonds.

Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years

Return before taxes	4.44%	5.08%	4.94%
Return after taxes on distributions	4.44	5.08	4.94
Return after taxes on distributions and sale of Fund shares	4.41	5.02	4.95
Lehman 5-Year Municipal Bond Index (1) (2)	0.95	4.62	4.78

(1)	Reflects no deduction for fees, expenses or taxes
(2)	An unmanaged index composed of municipal securities with maturities of 4 to 6 years. It is a subset of the Lehman Municipal Bond Index, an unmanaged index of investment-grade tax-exempt bonds.

Florida Tax-Free Income Fund	1 Year	5 Years	Since Inception (12/31/03)

Return Before Taxes	3.22%	n/a	2.89%
Return After Taxes on Distributions	3.22	n/a	2.89
Return After Taxes on Distributions and Sale of Fund Shares	3.22	n/a	2.87
Lehman 5-Year Municipal Bond Index (1)(2)	0.95	n/a	1.83

(1)	Reflects no deduction for fees, expenses or taxes
(2)	An unmanaged index composed of municipal securities with maturities of 4 to 6 years. It is a subset of the Lehman Municipal Bond Index, an unmanaged index of investment-grade tax-exempt bonds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

FEES AND EXPENSES

This table shows fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load investments, so you will not pay any shareholder fees such as sales loads or exchange fees when you buy or sell shares of the Funds. However, when you hold shares of a Fund, you indirectly pay a portion of the Fund’s operating expenses. These expenses are deducted from Fund assets.

Shareholder Fees (fees paid directly from your investment)					None

Annual Fund Operating Expenses as a % of average net assets

	Management Fees		Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses

Money Market	.80%	(1)	None	None	.80%	(1)

U.S. Government Securities	1.00%	(1)	None	None	1.00%	(1)

Tax-Free Income	.80%	(1)	None	None	.80%	(1)

Minnesota Tax-Free Income	.80%		None	None	.80%

Florida Tax-Free Income	.80%		None	None	.80%

(1)

Management fee represents contractual fee and does not reflect the Adviser’s voluntary waiver of fees. Actual expenses are lower than those shown in the table because of voluntary fee waivers by the Adviser. As a result of the fee waiver, the actual management fee paid for the year ended 3/31/06 by the Money Market Fund was .50% of the Fund’s average daily net assets; U.S. Government Securities Fund was .80% of the Fund’s average daily net assets; Tax-Free Income Fund was .77% of the Fund’s average daily net assets. After December 31, 2007, the voluntary fee waivers may be terminated at any time by the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

E X A M P L E

This example is intended to help you compare the cost of investing in each Fund (before the fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

	1-Year	3-Years	5-Years	10-Years

Money Market	$82	$256	$446	$993

U.S. Government Securities	$102	$320	$555	$1,229

Tax-Free Income	$82	$256	$446	$993

Minnesota Tax-Free Income	$82	$256	$446	$993

Florida Tax-Free Income	$82	$256	$446	$993

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Fund Management

INVESTMENT ADVISER

Sit Investment Associates, Inc. (the “Adviser”), 3300 IDS Center, 80 S. Eighth Street, Minneapolis, Minnesota 55402, is the Funds’ investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of June 30, 2006, the Adviser had approximately $6.6 billion in assets under management, including approximately $1.4 billion for the 13 Sit Mutual Funds.

Under Investment Management Agreements between the Funds and the Adviser (the “Agreements”), the Adviser manages the Funds’ business and investment activities, subject to the authority of the board of directors. A discussion regarding the basis of the board of directors’ approving the Agreements is available in the Bond Funds Annual Report to shareholders, dated March 31, 2006. The Agreements require the Adviser to bear all of the Funds’ expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

Fund	Advisory fee as a % of average daily net assets

Money Market Fund	.50	%*

U.S. Government Securities Fund	.80	%*

Tax-Free Income Fund	.77	%*

Minnesota Tax-Free Income Fund	.80%

Florida Tax-Free Income Fund	.80%

*

Net of voluntary fee waivers. After December 31, 2007, these voluntary fee waivers may be discontinued by the Adviser in its sole discretion. The contractual fee (without waivers) for the Money Market Fund is .80% (.60% of assets in excess of $50 million) per year of the Fund’s average daily net assets, the U.S. Government Securities Fund is 1.00% (.80% of assets in excess of $50 million) per year of the Fund’s average daily net assets, and the Tax-Free Income Fund is .80% per year of the Fund’s average daily net assets.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PORTFOLIO  MANAGEMENT

The Funds’ investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Funds. The portfolio management team is led by Michael C. Brilley, Senior Vice President of the Adviser; Debra A. Sit, Vice President of the Adviser; and Bryce A. Doty, Vice President – Investments of the U.S. Government Securities Fund. Eugene C. Sit, Chairman and Chief Investment Officer of the Adviser establishes and oversees Fund policy and investment management strategies.

The following table lists the individual team members that are primarily responsible for managing each Fund’s investments.

Experience with:
• Management Team
Portfolio Manager	Role on	• Adviser	Past 5 Years’ Business Experience
Title	Management Team	• Industry

Money Market

Michael C. Brilley	Chief Fixed	12 yrs 9 m	Senior Vice President and Senior Fixed Income Officer of the Advisor; Director and President and Chief Fixed Income Officer of Sit Investment Fixed Income Advisors, Inc. (“SF”)
Senior Vice President	Income Officer	22 yrs 4 m
38 yrs 7 m

Mark H. Book	Portfolio Manager	1 yrs 9 m	Vice President and Fixed Income Portfolio Manager of SF.
Vice President – Investments		5 yrs 11 m
19 yrs 8 m

U.S. Government Securities

Michael C. Brilley	Chief Fixed	19 yrs 1 m	See above.
Senior Vice President	Income Officer	22 yrs 4 m
38 yrs 7 m

Bryce A. Doty	Senior	10 yrs 7 m	Vice President and Fixed Income Portfolio Manager of SF.
Vice President – Investments	Portfolio Manager	10 yrs 8 m
16 yrs 2 m

Mark H. Book	Portfolio Manager	3 yrs 9 m	See above.
Vice President – Investments		5 yrs 11 m
19 yrs 8 m

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Experience with:
• Management Team
Portfolio Manager	Role on	• Adviser	Past 5 Years’ Business Experience
Title	Management Team	• Industry

Tax-Free Income

Michael C. Brilley	Chief Fixed	17 yrs 10 m	See previous page.
Senior Vice President	Income Officer	22 yrs 4 m
38 yrs 7 m

Paul J. Jungquist	Senior	5 yrs 9 m	Vice President and Fixed Income Portfolio Manager of SF.
Vice President – Investments	Portfolio Manager	12 yrs 6 m
12 yrs 6 m

Debra A. Sit	Senior	15 yrs 7 m	Vice President – Bond Investments of the Adviser; Senior Vice President – Investments of SF.
Vice President – Investments	Portfolio Manager	25 yrs 0 m
25 yrs 0 m

Minnesota Tax-Free

Michael C. Brilley	Chief Fixed	12 yrs 8 m	See previous page.
Senior Vice President	Income Officer	22 yrs 4 m
38 yrs 7 m

Paul J. Jungquist	Senior	7 yrs 9 m	See above.
Vice President – Investments	Portfolio Manager	12 yrs 6 m
12 yrs 6 m

Debra A. Sit	Senior	12 yrs 8 m	See above.
Vice President – Investments	Portfolio Manager	25 yrs 0m
25 yrs 0 m

Florida Tax-Free

Michael C. Brilley	Chief Fixed	2 yrs 7 m	See previous page.
Senior Vice President	Income Officer	22 yrs 4 m
38 yrs 7 m

Paul J. Jungquist	Senior	2 yrs 7 m	See above.
Vice President – Investments	Portfolio Manager	12 yrs 6 m
12 yrs 6 m

Debra A. Sit	Senior	2 yrs 7 m	See above.
Vice President – Investments	Portfolio Manager	25 yrs 0m
25 yrs 0 m

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund, if any.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DISTRIBUTOR

SIA Securities Corp. (the “Distributor”), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds’ shares only to certain institutional and individual investors and all other sales of the Funds’ shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.

CUSTODIAN AND TRANSFER AGENT

PFPC Trust Company, located at 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153, is the Custodian for the Funds.

PFPC Inc., located at 101 Sabin Street, Pawtucket, RI 02860, is the Transfer Agent for the Funds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Shareholder Information

SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund’s net asset value (NAV) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time) every day the exchange is open. The Money Market Fund seeks to maintain a stable net asset value of $1.00 per share. The NAV per share of the other Funds will fluctuate.

NAV is based on the market value of the securities in a Fund’s portfolio which are valued on the basis of market quotations or official closing prices. When market quotations or official closing prices are not readily available, fair value is determined in good faith by the Adviser using methods approved by the board of directors. If an event that is likely to affect materially the value of a portfolio security occurs after the relevant market has closed (but before the calculation of a Fund’s NAV), it may be necessary to determine the fair value of the security in light of that event, and price the security at the fair value. Events that materially affect the value of a security may occur in a particular geographic region or be specific to a particular industry, or affect only one particular issuer. For example, a natural disaster may affect the operations of issuers located in the affected geographic region, which may require the Fund to determine the fair value of such issuer’s portfolio securities in light of such event. The Funds will determine NAV using the fair value price of a security in order to ensure that the prices of the securities reflect their value as of the time set for NAV calculation.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be different than the value that could be realized upon the sale of that security.

Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security’s maturity without regard to fluctuating interest rates.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the New York Stock Exchange (“NYSE”) is open. Purchase, exchange, and sale orders received prior to the close of the NYSE (generally 3:00 p.m. Central time) are processed at the net asset value per share calculated for that business day, except purchases made to an existing account via Automated Clearing House, “ACH,” electronic transfer of funds. ACH purchases are invested at the net asset value per share on the next business day after your telephone call to the Funds if you call the Funds prior to the close of the NYSE. Your bank account will be debited within 1 to 2 business days.

If your purchase, exchange, or sale order is received after the close of the NYSE, the purchase, exchange or sale will be made at the net asset value calculated on the next day the NYSE is open.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

The Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Funds. A Fund will be deemed to have received an order when the order is received by the authorized intermediary in good form, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Funds (or their transfer agent) within agreed-upon time periods. Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

OTHER ACCOUNT POLICIES

C H E C K W R I T I N G

Checkwriting is available on all Sit Bond Funds at no cost. You may redeem shares by writing checks in amounts of $250 or more. To use this option, you must complete the checkwriting section of the application. You will be provided with free checks and you may order additional checks as needed. The checkwriting privilege is subject to the Funds’ procedures and rules, including the “Conditions of Checkwriting” information found on the account application. The checkwriting privilege may be terminated or suspended, and/or a fee may be imposed for this service.

A check that you write will be treated as a sale of shares equal to the amount of the check. You will receive a confirmation of the sale and your cancelled check will be returned. You will be entitled to distributions paid on your shares until the check is presented to the Fund for payment.

You cannot liquidate your account using the checkwriting privilege because your account balance will change each day as a result of daily dividends and fluctuation of the net asset value per share. If you wish to sell all of your shares, see the “Selling Shares” section.

P U R C H A S E   R E S T R I C T I O N S

The Funds may reject or restrict any purchase or exchange order at any time when, in the judgment of management, it is in the best interests of the Funds. For example, see the discussion regarding “Excessive Trading in Fund Shares” below.

E X C E S S I V E   T R A D I N G   I N   F U N D    S H A R E S

The Funds discourage excessive short-term trading that could be disruptive to the management of a Fund. When large dollar amounts are involved, a Fund may have difficulty implementing investment strategies, because it cannot predict how much cash it will have to invest. Excessive trading also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to satisfy a redemption request, and may increase brokerage expenses. These factors may hurt a Fund’s performance and its shareholders.

The Funds may, in the Funds’ discretion, reject any purchase or exchange order from a shareholder if the Funds determine that the shareholder’s short-term trading activity is excessive. The Funds’ Boards of Directors have approved policies and procedures designed to discourage excessive trading in Fund shares. For example, the Funds monitor purchase orders and investigate orders that exceed certain thresholds and attempt to confirm that the

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

investment is not being made for a short-term. The Funds have the right to modify the market timing policy at any time without advance notice. The Funds seek to apply market timing policies and procedures uniformly to all shareholders. The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts, however, it should be noted that the ability of the Funds to monitor and limit excessive short-term trading of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts. Despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify market timers or curtail their trading practices.

A C C O U N T S   W I T H   B A L A N C E S   B E L O W   T H E   M I N I M U M    R E Q U I R E D   I N V E S T M E N T

If your account balance in a Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

I N V E S T O R   S E R V I C E   F E E S

Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.

C U S T O M E R   I D E N T I F I C A T I O N   P R O G R A M

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens an account with the Funds. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Funds or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

P U R C H A S I N G  S H A R E S

T O O P E N A N A C C O U N T	T O A D D T O A N A C C O U N T	By Mail

Mail a completed account application and your check payable to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

Third party checks or starter checks are not accepted for initial purchases.

Please be sure to complete the entire application, including the selection of which Fund(s) you want to purchase.

Prospectuses and account applications may be viewed and printed from our website, www.sitfunds.com.

Mail a completed investment slip for a particular fund (which you received in your account statement) or a letter of instruction with a check payable to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

A letter of instruction must include your account number, the name(s) of the registered owner(s) and the Fund(s) that you want to purchase.

Starter checks are not accepted for additional purchases.

By Telephone

Fax a completed account application to Sit Mutual Funds at 612-342-2111 and then call us at 1-800-332-5580 or 612-334-5888 for a new account number and bank wiring instructions.

Payment by Wire. Instruct your bank to wire your investment to the Sit Mutual Funds using the wire instructions on the back of the prospectus. Call us at 1-800-332-5580 or 612-334-5888 and notify us of the wire.

Instruct your bank to wire your investment to us using the wire instructions we have given you. Your bank may charge a wire fee. Mail the original signed account application to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

Payment by ACH. Call us at 1-800-332-5580 or 612-334-5888 to request that a purchase be made electronically from your bank account. The shares purchased will be priced on the next business day following your telephone request made prior to the close of the NYSE.

Before using the ACH feature, you must set up the ACH option on your initial account application or a Change of Account Options Form.

Note for IRA Accounts: An IRA account cannot be opened over the telephone.

Automatically

You cannot make an initial purchase automatically.

You may set up an Automatic Investment Plan on your initial account application or on a Change of Account Options Form. The Plan will invest in the selected Fund electronically from your bank account (via ACH) on any day the Funds are open - either monthly, quarterly or annually.

Please see page 32 for additional general rules for purchasing and selling shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S E L L I N G  S H A R E S

By Mail	T O E X C H A N G E S H A R E S	T O S E L L S H A R E S

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by mailing a letter of instruction signed by all registered owners of the account to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.

Mail a written request that includes:
• Account number,
• Names and signatures of all registered owners exactly as they appear on the account,
• Name of Fund and number of shares or dollar amount you want to sell.
• Medallion signature guarantee(s) if you have requested that the proceeds from the sale be:
• paid to anyone other than the registered account owners,
• paid by check and mailed to an address other than the registered address, or
• sent via bank wire (currently an $8 fee) to a bank different than the bank authorized by you on your account application.
• Supporting legal documents, if required (see “General Rules” on following page)
• Method of payment (check, wire transfer, or ACH, see “General Rules” on following page)
Note for IRA Accounts: Mail a signed IRA Distribution Form to Sit Mutual Funds.

By Telephone

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by calling us at 1-800-332-5580 or 612-334-5888. If you call after business hours, you will need your Personal Identification Number to use the automatic telephone system.

Call us at 1-800-332-5580 or 612-334-5888 and request a sale of shares.

Before selling shares by telephone, you must set up the option on your initial account application or a Change of Account Options Form. Proceeds from the sale will be sent as directed on your application by check, bank wire or ACH. The Funds’ bank charges a wire fee to send the proceeds via bank wire (currently $8).

Note for IRA Accounts: A sale of shares from an IRA account cannot be made over the telephone. Mail a completed IRA Distribution Form to Sit Mutual Funds.

Automatically

You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund automatically on any day the Funds are open – either monthly, quarterly or annually.

Shares may be sold through the Automatic Withdrawal Plan (minimum $100) if the Special Services section of the initial account application is complete.

You may add this option by completing a Change of Account Options Form, and this option will begin within 10 days of the Funds’ receipt of the form.

Proceeds from the sale will be sent as directed on your account application, by check or ACH.

Please see page 32 for additional general rules for purchasing and selling shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

G E N E R A L  R U L E S  F O R   P U R C H A S I N G  &  S E L L I N G  S H A R E S

P U R C H A S I N G S H A R E S	E X C H A N G I N G S H A R E S

Shares may be purchased on any day the NYSE is open with a minimum initial investment of $5,000 per Fund.

IRA accounts (regular, Roth and SEP) require a minimum initial investment of $2,000 per fund.

Additional investments in any account must be at least $100.

You may sell shares of one or more Sit Funds and use the proceeds to buy shares of another Sit Fund at no cost.

Before making an exchange, please read the prospectus and consider the investment objective of the Fund you are purchasing.

You may exchange shares by mail, telephone or an automatic exchange plan as described on page 31. You may also exchange shares of the Sit Funds on our website at www.sitfunds.com.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.

S E L L I N G S H A R E S	R E C E I P T O F S A L E P R O C E E D S

Your sale proceeds will be paid as soon as possible, generally not later than 7 business days after the Funds’ receipt of your request to sell. However, if you purchased shares with nonguaranteed funds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days.

Other Documents: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Medallion Signature Guarantee: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. A notary public stamp cannot be substituted for a medallion signature guarantee.

You may receive proceeds from the sales of your shares in one of three ways:

(1) By Mail
Your check will generally be mailed to the address of record within 7 days after receipt of your request.

(2) By Wire
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. The Funds’ bank charges a wire fee (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

(3) By ACH
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. Proceeds from the sale of shares from an IRA account cannot be paid using ACH.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends from a Fund’s net investment income are declared daily and paid monthly. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost.

If you buy Fund shares just before a capital gain distribution, in effect, you “buy the distribution.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. Such requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

T A X E S   O N   D I S T R I B U T I O N S

Money Market Fund and U.S. Government Securities Fund. Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested.

Distributions paid from a Fund’s net investment income and short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.

The Funds expect that their distributions will consist primarily of ordinary income and will not be treated as “qualifying dividends” that are taxed at the same rates as long-term capital gains.

Tax-Free Income Fund, Minnesota Tax-Free Income Fund and Florida Tax-Free Income Fund. Each Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, Minnesota Tax-Free Income Fund may invest up to 20% of its net assets in municipal securities subject to the alternative minimum tax and the Florida Tax-Free Income Fund may invest up to 10% of its net assets in municipal securities subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax. The Funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free Income Fund’s exempt-interest dividends may be subject to state or local taxes.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Minnesota Income Taxation. Minnesota Tax-Free Income Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the Fund must be derived from interest income on Minnesota municipal securities. A portion of the Fund’s dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Florida Intangible Personal Property and Income Tax. The Florida House and Senate recently approved legislation to repeal the annual Florida intangible personal property tax. The law becomes effective January 1, 2007, if the Governor signs it into law, as he is expected to do. Prior to the repeal of the intangible tax, it was intended that the Florida Tax-Free Income Fund’s shares would be exempt from the Florida intangible personal property tax.

Florida does not impose an individual income tax. Dividends paid by the Fund to corporate shareholders will be subject to Florida corporate income tax.

T A X E S   O N   T R A N S A C T I O N S

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, such gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

RETIREMENT AND OTHER
TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with a $2,000 minimum initial investment per Fund and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA and certain 403(b)(7) plans. You should contact Sit Mutual Funds for specific plan documentation. IRA accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

Tax-Free Income Fund, Minnesota Tax-Free Income Fund and Florida Tax-Free Income Fund are not suitable investments for tax-deferred accounts.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

MAILING OF REGULATORY DOCUMENTS

The Funds’ practice is to “household,” or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Funds and the Funds will mail separate regulatory documents to each of your individual accounts within 30 days of your call.

PRIVACY POLICY

We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Additional Information

OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES

The principal investment strategies and risk factors of each Fund are outlined in the section entitled “Fund Summaries.” Below are brief discussions of certain other investment practices of the Funds and certain additional risks of investing in the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

D U R A T I O N

Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security’s effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 2 years would decrease by 2%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Funds’ portfolios. Duration estimates are based on assumptions by the Adviser and subject to a number of limitations. Duration is most useful when interest rate changes are small and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates.

P O R T F O L I O   T U R N O V E R

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically, the Funds’ turnover rate has been less than 100%. The “Financial Highlights” section of this Prospectus shows each Fund’s historical portfolio turnover rate. A high portfolio turnover rate generally will result in greater brokerage commission expenses borne by a Fund which may decrease the Fund’s yield. A high portfolio turnover rate may result in higher amounts of realized capital gain, including short-term capital gain, subject to the payment of taxes by shareholders.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S E C U R I T I E S   R A T I N G S

When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor’s and Fitch Ratings, and Aaa, Aa, A and Baa by Moody’s Investor Services. If a debt security’s credit quality rating is downgraded after a Fund’s purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

I N V E S T M E N T   I N   T H E   S I T   M O N E Y   M A R K E T   F U N D

Each Fund may invest in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.

T E M P O R A R Y   D E F E N S I V E   I N V E S T I N G

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers’ acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements. In addition, Tax-Free Income Fund, Minnesota Tax-Free Income Fund and Florida Tax-Free Income Fund may invest all of their assets in taxable obligations under these conditions. Investing in these temporary investments may reduce a Fund’s yield and prevent it from achieving its investment objective.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past 5 years. Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S I T  M O N E Y  M A R K E T  F U N D

	Fiscal Years Ended March 31,

	2006		2005		2004		2003		2002

Net Asset Value:

Beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Operations:

Net investment income	0.03		0.01		0.01		0.01		0.03

Total from operations	0.03		0.01		0.01		0.01		0.03

Distributions to Shareholders:

From net investment income	(0.03)		(0.01)		(0.01)		(0.01)		(0.03)

Net Asset Value:

End of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total investment return(1)	3.28%		1.24%		0.60%		1.13%		2.63%

Net assets at end of period (000’s omitted)	$69,682		$38,141		$44,610		$73,843		$93,785

Ratios:

Expenses to average daily net assets	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.50	%(2)

Net investment income to average daily net assets	3.35	%(2)	1.22	%(2)	0.60	%(2)	1.14	%(2)	2.65	%(2)

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the periods ended March 31, 2006, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .76%, .80%, .76%, .74%, and .70%, for each of these periods and the ratio of net investment income to average daily net assets would have been 3.09%, .92%, .34%, .90%, and 2.45%, respectively.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S I T  U . S .  G O V E R N M E N T  S E C U R I T I E S  F U N D

	Fiscal Years Ended March 31,

	2006		2005		2004		2003		2002

Net Asset Value:

Beginning of period	$10.62		$10.79		$10.83		$10.69		$10.59

Operations:

Net investment income	.43		.38		.27		.45		.58

Net realized and unrealized gains (losses) on investments	(.17)		(.17)		(.04)		.14		.10

Total from operations	.26		.21		.23		.59		.68

Distributions to Shareholders:

From net investment income	(.43)		(.38)		(.27)		(.45)		(.58)

From net realized gains	—		—		—		—		—

Total distributions	(.43)		(.38)		(.27)		(.45)		(.58)

Net Asset Value:

End of period	$10.45		$10.62		$10.79		$10.83		$10.69

Total investment return (1)	2.45%		1.93%		2.19%		5.60%		6.53%

Net assets at end of period (000’s omitted)	$234,395		$258,410		$287,442		$408,840		$211,947

Ratios:

Expenses to average daily net assets	0.80	%(2)	0.80	%(2)	0.80	%(2)	0.80	%(2)	0.80	%(2)

Net investment income to average daily net assets	4.03	%(2)	3.51	%(2)	2.48	%(2)	3.98	%(2)	5.40	%(2)

Portfolio turnover rate (excluding short-term securities)	60.37%		36.64%		61.99%		77.06%		54.69%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets exceeding $50 million. However, during the periods ended March 31, 2006, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .84%, .84%, .83%, .83%, and .85%, for each of these periods and the ratio of net investment income to average daily net assets would have been 3.99%, 3.47%, 2.45%, 3.95%, and 5.35%, respectively.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S I T  T A X - F R E E  I N C O M E  F U N D

	Fiscal Years Ended March 31,

	2006		2005		2004		2003		2002

Net Asset Value:

Beginning of period	$9.77		$9.90		$9.94		$9.82		$9.90

Operations:

Net investment income	.37		.38		.42		.45		.48

Net realized and unrealized gains (losses) on investments	(.05)		(.13)		(.04)		.12		(.08)

Total from operations	.32		.25		.38		.57		.40

Distributions To Shareholders:

From net investment income	(.37)		(.38)		(.42)		(.45)		(.48)

From net realized gains	—		—		—		—		—

Total distributions	(.37)		(.38)		(.42)		(.45)		(.48)

Net Asset Value:

End of period	$9.72		$9.77		$9.90		$9.94		$9.82

Total investment return(1)	3.35%		2.54%		3.89%		5.90%		4.05%

Net assets at end of period (000’s omitted)	$366,948		$353,868		$352,281		$414,419		$440,431

Ratios:

Expenses to average daily net assets	0.77	%(2)	0.77	%(2)	0.76	%(2)	0.76	%(2)	0.75	%(2)

Net investment income to average daily net assets	3.81	%(2)	3.84	%(2)	4.23	%(2)	4.53	%(2)	4.79	%(2)

Portfolio turnover rate (excluding short-term securities)	32.93		41.29%		32.33%		37.98%		40.02%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the periods ended March 31, 2006, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 3.78%, 3.81%, 4.19%, 4.49%, and 4.74%, respectively.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S I T  M I N N E S O T A  T A X - F R E E  I N C O M E  F U N D

	Fiscal Years Ended March 31,

	2006	2005	2004	2003	2002

Net Asset Value:

Beginning of period	$10.09	$10.26	$10.22	$9.99	$10.01

Operations:

Net investment income	.41	.44	.46	.47	.49

Net realized and unrealized gains (losses) on investments	.03	(.17)	.04	.23	(.02)

Total from operations	.44	.27	.50	.70	.47

Distributions to Shareholders:

From net investment income	(.41)	(.44)	(.46)	(.47)	(.49)

Net Asset Value:

End of period	$10.12	$10.09	$10.26	$10.22	$9.99

Total investment return (1)	4.46%	2.69%	4.99%	7.14%	4.74%

Net assets at end of period (000’s omitted)	$263,312	$233,034	$217,773	$219,368	$195,275

Ratios:

Expenses to average daily net assets	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income to average daily net assets	4.07%	4.33%	4.47%	4.62%	4.87%

Portfolio turnover rate (excluding short-term securities)	54.19%	29.33%	27.31%	19.51%	23.81%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S I T  F L O R I D A  T A X - F R E E  I N C O M E  F U N D

	Fiscal Years Ended March 31,		Three Months Ended
	2006	2005	March 31, 2004

Net Asset Value:

Beginning of period	$9.94	$10.05	$10.00

Operations:

Net investment income	.33	.29	.06

Net realized and unrealized gains (losses) on investments	.02	(.11)	.05

Total from operations	.35	.18	.11

Distributions to Shareholders:

From net investment income	(.33)	(.29)	(.06)

Net Asset Value:

End of period	$9.96	$9.94	$10.05

Total investment return (1)	3.55%	1.84%	1.08%

Net assets at end of period (000’s omitted)	$3,762	$3,173	$2,648

Ratios:

Expenses to average daily net assets	0.80%	0.80%	0.80	%(2)

Net investment income to average daily net assets	3.30%	2.93%	2.49	%(2)

Portfolio turnover rate (excluding short-term securities)	58.46%	29.52%	3.45%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	Adjusted to an annual rate.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

NOT PART OF PROSPECTUS

F O R M O R E I N F O R M A T I O N

For more information about the Funds, the following documents are available free upon request:

Statement of Additional Information	Annual / Semi-Annual Report
The SAI contains more details about the	The Funds’ Annual and Semi-Annual Reports
Funds and their investment policies.	include a discussion of the market conditions
The SAI is incorporated in this Prospectus	and investment strategies that significantly
by reference.	affected the Funds’ performance.

To request a copy of the documents listed above, or to obtain more information about the Funds:

By Telephone: (800) 332-5580 or (612) 334-5888 By E-Mail: info@sitinvest.com On The Internet: Visit our website at www.sitfunds.com Visit the SEC website at www.sec.gov	By Regular Mail: Sit Mutual Funds P.O. Box 9763 Providence, RI 02940 By Express Mail: Sit Mutual Funds 101 Sabin Street Pawtucket, RI 02860	To Wire Money For A Purchase: PNC Bank, Pittsburgh, PA ABA #031000053 Account #86-0690-5556 Sit Mutual Funds For Further Credit: (shareholder name) Account Number: (fund name and account #)

The SAI and the Funds’ reports may also be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get copies free from the EDGAR database on the SEC’s Website listed above, or by mail, for a fee, by calling the SEC at 1-202-942-8090, by making an electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

1940 Act File Nos. 811-04995; 811-04033; 811-04032; 811-21447

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           SIT MONEY MARKET FUND, INC.
                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                    SIT MUTUAL FUNDS II, INC., COMPRISED OF:
                            SIT TAX-FREE INCOME FUND
                       SIT MINNESOTA TAX-FREE INCOME FUND
                      SIT MUTUAL FUNDS TRUST, COMPRISED OF:
                        SIT FLORIDA TAX-FREE INCOME FUND

                        3300 IDS Center, 80 S. 8th Street
                        Minneapolis, Minnesota 55402-4130
                                  612-334-5888
                                  800-332-5580
                                www.sitfunds.com

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectus. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended March
31, 2005 are incorporated by reference into this Statement of Additional
Information. Copies of the Funds' Prospectus and/or Annual Report may be
obtained from the Funds without charge by contacting the Funds by telephone at
(612) 334-5888 or (800) 332-5580 or by mail at 3300 IDS Center, 80 S. 8th
Street, Minneapolis, Minnesota 55402-4130, or by visiting the SEC website at
www.sec.gov. This Statement of Additional Information is dated August 1, 2006 is to be used with the Funds' Prospectus dated August 1, 2006.

                                TABLE OF CONTENTS

                                                                        Page
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FUND BACKGROUND.........................................................   2
ADDITIONAL INVESTMENT RESTRICTIONS

ADDITIONAL INVESTMENT POLICIES & RISKS

     -----------------------------------------------------------------------

FUND BACKGROUND
--------------------------------------------------------------------------------

Sit Mutual Funds are managed by Sit Investment Associates, Inc. (the "Adviser").
Sit Mutual Funds are comprised of thirteen no-load funds. This Statement of
Additional Information contains the five bond funds, which are: Money Market
Fund, U.S. Government Securities Fund, Tax-Free Income Fund, Minnesota Tax-Free
Income Fund, and Florida Tax-Free Income Fund, (collectively, the "Funds").

                                       2

With the exception of the Florida Tax-Free Income Fund, each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation.
The Money Market Fund and the corporate issuer of the Tax-Free Income Fund, and
Minnesota Tax-Free Income Fund (Sit Mutual Funds II, Inc.) were incorporated on
May 18, 1984. The U.S. Government Securities Fund was incorporated on December
19, 1986. The Florida Tax-Free Income Fund is a series of Sit Mutual Funds Trust
(the "Trust") which was formed as a Delaware statutory trust on October 15,
2003.

ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives and investment strategies of the Funds are set forth in the Prospectus under "Fund Summaries." Set forth below are the fundamental investment restrictions and policies applicable to the Funds, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of
1940, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation. Investment restrictions which prohibit the Funds from investing in real estate do not prohibit the Funds from owning real estate acquired in connection with foreclosures or other actions taken with respect to real estate underlying securities held by the Funds.

MONEY MARKET FUND
--------------------------------------------------------------------------------
The Money Market Fund is subject to the following restrictions which are fundamental. The Fund will not:
1.   Concentrate more than 25% of the value of its net assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. Banks shall be categorized as commercial banks and savings and loan institutions, and each category shall be considered a separate industry. As to finance companies, the following categories will be considered separate industries: 1) captive automobile finance companies; 2) captive equipment finance companies; 3) captive retail finance companies; 4) consumer loan companies; 5) diversified finance companies; and 6) captive oil finance companies. This limitation does not apply to obligations issued by the U.S. government or its agencies or instrumentalities;
2.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if, as a result, more than 5% of the Fund's net assets would be invested in securities of such issuer. This restriction is limited to 75% of the Fund's net assets;
3.   Purchase more than 10% of any voting class of securities of any issuer;
4.   Invest more than 10% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than five years of continuous operations;
5.   Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, represent more than 5% of the issuer's securities;
6.   Borrow money, except temporarily in emergency or extraordinary situations and then not for the purpose of purchase of investments, and not in excess of 33-1/3% of the Fund's total net assets;
7.   Lend money to others except through the purchase of debt obligations
     (including repurchase agreements) of the type which the Fund is permitted to purchase;
8.   Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;
9.   Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
10.  Invest for the purpose of controlling management of any company;
11.  Underwrite the securities of other issuers;
12.  Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate;
13.  Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which invest in or sponsor such programs;
14.  Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds, or industrial revenue bonds;

                                       3

15.  Issue senior securities as defined in the Investment Company Act of 1940;
     or
16.  Invest more than 15% of its net assets collectively in all types of illiquid securities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will:
1.   Not invest more than 10% of its net assets collectively in all types of illiquid securities;
2.   Comply with all requirements of Rule 2a-7 under the Investment Company Act of 1940, as such rule may be amended from time to time;
3.   Not invest more than 5% of its net assets in any one issuer other than as permitted pursuant to Rule 2a-7 under the Investment Company Act of 1940, as such rule may be amended from time to time;
4.   Not pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings; or
5.   Not invest more than 20% of its assets in U.S. dollar denominated debt securities of foreign corporations and foreign governments rated in one of the two highest categories by a nationally recognized statistical rating organization ("NRSRO").

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The
Fund will not:
1.   Purchase securities of any issuer except securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities;
2.   Have any limitation with regard to concentration for the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
3.   Invest in commodities, commodity contracts or interest rate future contracts; or purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;
4.   Make loans except by purchasing publicly distributed debt securities such as bonds, debentures and similar obligations;
5.   Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
6.   Invest in repurchase agreements;
7.   Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3%
     of the Fund's total net assets;
8.   Underwrite the securities of other issuers;
9.   Invest in securities subject to legal or contractual restrictions on resale or securities which are otherwise illiquid;
10.  Invest in exploration or development for oil, gas or other minerals;
11.  Issue senior securities as defined in the Investment Company Act of 1940;
     or
12.  Invest in securities other than those issued, guaranteed or insured by the
     U.S. Government, its agencies or instrumentalities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1.   Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
2.   Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission; or
3.   Invest more than 5% of its net assets in put and call options on debt securities for the purpose of hedging.

TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Tax-Free Income Fund is subject to the following restrictions which are fundamental. The Fund will not:
1.   Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.   Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;

                                       4

3.   Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to index futures contracts, interest rate futures contracts or options on interest rate futures contracts for hedging;
4.   Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
5.   Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
6.   Write put or call options;
7.   Issue senior securities as defined in the Investment Company Act of 1940;
8.   Invest in more than 10% of the outstanding voting securities of any one issuer;
9.   Invest more than 15% of its net assets collectively in all types of illiquid securities;
10.  Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3%
     of the Fund's total net assets,
11.  Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from both regular federal income tax and federal alternative minimum tax, during normal market conditions;
12.  Invest more than 20% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal income tax and federal alternative minimum tax (however, during periods of abnormal market conditions, the
     Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes); or
13.  Invest more than 25% of its assets in the securities of issuers in any single industry, except that the Fund may invest without limitation in housing-related securities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1.   Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing;
2.   Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;
3.   Invest for the purpose of exercising control or management;
4.   Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by
     U.S. territorial possessions;
5.   Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
6.   Invest more than 25% of the Fund's net assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) at the time of purchase, or determined to be of comparable quality by the Fund's investment adviser at the time of purchase; or
7.   Invest in securities rated lower than B3 by Moody's Investors Service, or
     B- by Standard and Poor's or Fitch Ratings or, if unrated, determined by the Fund's investment adviser to be of comparable quality.

MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The
Fund will not:
1.   Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;
2.   Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to index futures contracts, interest rate futures contracts or options on interest rate futures contracts for hedging;
3.   Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
4.   Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
5.   Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3%
     of the Fund's total net assets;
6.   Issue senior securities as defined in the Investment Company Act of 1940;

                                       5

7.   Invest more than 25% of its assets in the securities of issuers in any single industry, except that the Fund may invest without limitation in housing;.
8.   Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from regular federal income tax, federal alternative minimum tax, and Minnesota regular personal income tax, during normal market conditions; or
9.   Invest more than 20% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal income tax, federal alternative minimum tax or Minnesota regular personal income tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes).

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1.   Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.   Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;
3.   Write put options;
4.   Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by
     U.S. territorial possessions;
5.   Invest more than 15% of its net assets collectively in all types of illiquid securities;
8.   Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing;
9.   Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
10.  Invest more than 30% of the Fund's net assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) at the time of purchase or determined to be of comparable quality by the Fund's investment adviser at the time of purchase; or
11.  Invest in securities rated lower than B3 by Moody's Investors Service, or
     B- by Standard and Poor's or Fitch Ratings or, if unrated, determined by the Fund's investment adviser to be of comparable quality.

FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The
Fund will not:
1.   Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
2.   Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate and may hold real estate received from an issuer in default or bankruptcy;
3.   Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
4.   Underwrite the securities of other issuers;
5.   Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3%
     of the Fund's total net assets at the time of such borrowing. In the event that the principal amount of the Fund's borrowing at any time exceeds 33
     1/3% of the Fund's total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund's total net assets;
6.   Invest more than 25% of its assets in a single industry except the Fund may invest without limitation in housing authority bonds;
7.   Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as permitted within the Fund's investment restrictions; or

                                       6

8.   Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from regular federal income tax and that are exempt from the
     Florida intangible personal property tax, during normal market conditions.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Trustees of the Fund. The Fund will not:
1.   Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.   Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;
3.   Write put options;
4.   Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by
     U.S. territorial possessions;
5.   Invest more than 15% of its net assets collectively in all types of illiquid securities;
6.   Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7.   Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
8.   Invest more than 10% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal alternative minimum tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes);
9.   Invest more than 30% of the Fund's net assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) at the time of purchase or determined to be of comparable quality by the Fund's investment adviser at the time of purchase; or
10.  Invest in securities rated lower than B3 by Moody's Investors Service, or
     B- by Standard and Poor's or Fitch Ratings or, if unrated, determined by the Fund's investment adviser to be of comparable quality.

ADDITIONAL INVESTMENT POLICIES & RISKS
--------------------------------------------------------------------------------

BANK OBLIGATIONS
--------------------------------------------------------------------------------
Each Fund may invest in bank obligations, either as a principal investment strategy or for temporary defensive purposes. These include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations.

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. The Funds may invest in Eurodollar certificates of deposit subject to the 25% limitation for concentration in any one industry. Eurodollar certificates of deposit are negotiable deposits denominated in U.S. dollars on deposit with foreign branches of U.S. banks which have a specified maturity.

Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investors' money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market.

                                       7

In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with a Fund's purchase of variable rate certifies of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates.
Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

The Funds may invest in time deposits. Time deposits are deposits held in foreign branches of U.S. banks which have a specified term or maturity. Time deposits are similar to certificates of deposit, except they are not transferable, and are, therefore, illiquid prior to their maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

The bank money market instruments in which the Funds invest may be issued by
U.S. commercial banks, foreign branches of U.S. commercial banks, foreign banks and U.S. and foreign branches of foreign banks. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the Funds' portfolios may contain securities of foreign banks and foreign branches of domestic banks, the Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Funds only purchase certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance
Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the
Funds do not benefit materially from insurance from the Federal Deposit
Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Funds are generally in denominations far in excess of the dollar limitations on insurance coverage.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Short-term corporate debt instruments purchased by the Money Market Fund (and possibly by the other Funds for temporary defensive purposes) consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

Other short-term corporate debt obligations may include fixed interest rate non-convertible corporate debt securities (i.e., bonds and debentures) with no more than 397 days remaining to maturity at date of settlement.

                                       8

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR
INSTRUMENTALITIES
--------------------------------------------------------------------------------
Each Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities. Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

The Prospectus also refers to securities that are issued or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government. These U.S. government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities which the
Funds may purchase include the Department of Housing and Urban Development, the
Department of Health and Human Services, the Government National Mortgage
Association, the Farmers Home Administration, the Department of Transportation,
the Department of Defense and the Department of Commerce. Instrumentalities
which issue or guarantee securities include the Export-Import Bank, the Federal
Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank,
the Bank for Cooperatives, Federal Home Loan Banks, the Federal National
Mortgage Association, the Federal Home Loan Mortgage Corporation and the Student
Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Funds will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the
Funds' Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Funds.

The Funds may purchase securities that are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan.

U.S. TREASURY INFLATION-PROTECTION SECURITIES. One type of U.S. government obligations is U.S. Treasury inflation-protection securities. The U.S.
Government Securities Fund may invest in U.S. Treasury inflation-protection securities which are marketable book-entry securities issued by the United
States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in consumer prices. The index used to measure inflation is the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All
Urban Consumers.

The principal value of an inflation-protection security is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal.
The final payment of principal of the security will not be less than the original par amount of the security at issuance. Some inflation-protection securities may be stripped into principal and interest components.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
--------------------------------------------------------------------------------
The U.S. Government Securities Fund may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are commonly referred to as derivative securities.
Similar to a bond, interest and prepaid principal on a CMO is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying each Fund's diversification tests.

In a typical CMO transaction, a corporation ("issuer") issues multiple series
("A, B, C, Z") of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage instruments or mortgage pass-through certificates

                                       9

("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
The mortgage-backed securities in which the U.S. Government Securities Fund invest provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Funds by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.
Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a
"pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., GNMA's, are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the
Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S.
government corporation within the Department of Housing and Urban Development.
GNMA is authorized to guarantee, with the full faith and credit of the U.S.
government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Residential mortgage loans are pooled by the Federal Home Loan Mortgage
Corporation ("FHLMC"). FHLMC is a corporate instrumentality of the U.S.
government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates
("PC's") which represent interest in mortgages from FHLMC's national portfolio.
FHLMC guarantees the timely payment of interest and ultimate collection of principal; however, PC's are not backed by the full faith and credit of the U.S.
government.

The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
government.

The Federal Housing Administration ("FHA") was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project
Pools are pass-through securities representing undivided interests in pools of
FHA-insured multi-family project mortgage loans.

The Funds may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for

                                       10

insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities
-- prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
The Money Market Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, utilities, and home equity loans. Asset-backed securities are generally privately issued and, similar to mortgage-backed securities, pass through cash flows to investors. Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. In addition, prepayments are less sensitive to changes in interest rates than mortgage pass-throughs. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

MANUFACTURED HOME LOANS
--------------------------------------------------------------------------------
The U.S. Government Securities Fund invests in GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit. In certain instances the loan may be collateralized by a combination of a manufactured home unit and a developed lot of land upon which the unit can be placed. Manufactured home loans are generally not mortgages;
however, because of the structural and operational similarities with mortgage backed pass-through securities and the role of GNMA, industry practice often groups the securities within the spectrum of GNMA mortgage backed pass-through securities for listing purposes. Manufactured home loans have key characteristics different from mortgage-backed securities including different prepayment rates. Prepayment rates tend to fluctuate with interest rates and other economic variables. Manufactured home loan prepayment rates generally tend to be less volatile than the prepayment rates experienced by mortgage-backed securities. See the above discussion regarding mortgage-backed securities.

MUNICIPAL SECURITIES
--------------------------------------------------------------------------------
The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the
Tax-Free Income Fund invest in the municipal securities described below. To a limited extent, the U.S. Government Securities Fund also may invest in such securities. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue.
Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

                                       11

Certain types of municipal bonds are issued to obtain funding for privately operated facilities ("private activity" bonds). Under current tax law, interest income earned by the Funds from certain private activity bonds is an item of
"tax preference" which is subject to the alternative minimum tax when received by a shareholder in a tax year during which the shareholder is subject to the alternative minimum tax.

Municipal securities in which the Funds invest include securities that are issued by a state or its agencies, instrumentalities, municipalities and political subdivisions, or by territories or possessions of the United States.
Tax-exempt municipal securities include municipal bonds, municipal notes, municipal commercial paper, and municipal leases.

MUNICIPAL BONDS. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income
Fund and the Tax-Free Income Fund may invest in municipal bonds. Municipal bonds generally have maturities at the time of issuance ranging from one to thirty years, or more. Municipal bonds are issued to raise money for various public purposes. The two principal types of municipal bonds are general obligation bonds and revenue bonds. The Funds may invest in both in any proportion. General obligation bonds are secured by the full faith, credit and taxing power of the issuing municipality and not from any particular fund or revenue source. Revenue bonds are backed only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source and not from the general taxing power.

MUNICIPAL NOTES. The Florida Tax-Free Income Fund, Minnesota Tax-Free Fund and
the Tax-Free Income Fund may invest in municipal notes. Municipal notes generally mature in three months to three years.

MUNICIPAL COMMERCIAL PAPER. The Florida Tax-Free Income Fund, Minnesota Tax-Free
Fund and the Tax-Free Income Fund may invest in municipal commercial paper.
Municipal commercial paper generally matures in one year or less.

MUNICIPAL LEASES. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income
Fund and the Tax-Free Income Fund may invest up to 25% of their net assets in municipal lease obligations, however, the Adviser of the Florida Tax-Free Income
Fund does not currently intend to invest more than 5% of the Fund's net assets in municipal lease obligations. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate in any of the above. In determining leases in which the Funds will invest, the
Adviser will carefully evaluate the outstanding credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the Adviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referendum, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts
(which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of
"nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

In addition to the "nonappropriation" risk, municipal leases have additional risk aspects because they represent a relatively new type of financing that has not yet developed the depth of marketability associated with conventional bonds;
moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of municipal securities.

                                       12

Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by a Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund's Board of Directors. Under these guidelines, the Adviser will consider factors including, but not limited to 1) whether the lease can be canceled, 2) what assurance there is that the assets represented by the lease can be sold, 3) the issuer's general credit strength (e.g. its debt, administrative, economic and financial characteristics), 4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g. the potential for an "event of non-appropriation"), and 5) the legal recourse in the event of failure to appropriate.

HOUSING AUTHORITY BONDS. The Florida Tax-Free Income Fund, Minnesota Tax-Free
Income Fund and the Tax-Free Income Fund may invest without limitation in obligations of municipal housing authorities which include both single-family and multifamily mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on multifamily housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period of time.

The exclusion from gross income for federal income tax purposes of certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single family mortgage bonds and the income levels of occupants of the housing units financed with the proceeds of the single and multifamily housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single family mortgages and the owners of the rental projects financed with the multifamily housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might not constitute an event of default under the applicable mortgage which might otherwise permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

INDUSTRIAL DEVELOPMENT REVENUE BONDS. The Florida Tax-Free Income Fund,
Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest up to 25%
of their net assets in industrial development revenue bonds, however, the
Adviser does not currently intend to invest more than 15% of each Fund's net assts in industrial development revenue bonds. Industrial development revenue bonds ("revenue bonds") are usually payable only out of a specific revenue source rather than from general revenues of the governmental entity. In addition, revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. Instead, the principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities or the credit standing of a third-party guarantor or other credit enhancement participant, if any.

HEALTH CARE FACILITY REVENUE OBLIGATIONS. The Florida Tax-Free Income Fund,
Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest up to 25%
of its assets in health care facility bonds which include obligations of issuers whose revenues are derived from services provided by hospitals or other health care facilities, including nursing homes. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt

                                       13

service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, an increasing shortage of qualified nurses or a dramatic rise in nursing salaries, physicians' confidence in the facility, management capabilities, economic developments in the service area, competition from other similar providers, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance, and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs. Medicare reimbursements are currently calculated on a prospective basis and are not based on a provider's actual costs. Such method of reimbursement may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program and thereby may have an adverse effect on the ability of such institutions to satisfy debt service requirements. In the event of a default upon a bond secured by hospital facilities, the limited alternative uses for such facilities may result in the recovery upon such collateral not providing sufficient funds to fully repay the bonds. Certain hospital bonds provide for redemption at par upon the damage, destruction or condemnation of the hospital facilities or in other special circumstances.

MINNESOTA TAX-EXEMPT OBLIGATIONS. The Minnesota Tax-Free Income Fund, except during temporary defensive periods, will invest primarily in Minnesota tax-exempt obligations, which include obligations of the State of Minnesota or a political subdivision, municipality, agency or instrumentality of the State of
Minnesota. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Minnesota tax-exempt obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. The information is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Minnesota and releases issued by the Minnesota
Department of Finance; the information has not been updated, however, from that provided by the State, and it will not be updated during the year. The Fund has not independently verified the information. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of
Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

Minnesota's constitutionally prescribed fiscal period is a biennium, and
Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium,
Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the
Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium.
The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the
State's economy parallels the structure of the United States economy as a whole.
There are, however, employment concentrations in the manufacturing categories of fabricated metals, machinery, computers and electronics, food, and printing and related. The State's unemployment rate continues to be less than the national unemployment rate. Since 1980, Minnesota per capita income generally has remained above the national average. In 2005, Minnesota per capita personal income was 108.1 percent of its U.S. counterpart. Recent estimates, however, indicate that Minnesota's economy grew considerably more slowly than the U.S.
economy in 2005.

The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. During the first half of 2003, the State addressed substantial projected budget deficits by substantially reducing projected spending, including aid to local government and higher education, transferring funds from other accounts, deferring certain expenditures and transfers, in some cases by borrowing funds, deferring certain sales tax refunds, and raising fees.
On February 27, 2004, the Minnesota Department of Finance released an Economic
Forecast projecting, under then current laws, a general fund deficit of $160 million for the biennium ending June 30, 2005. A forecasted deficit is not automatically reduced by the budget reserve, because gubernatorial or legislative action is required to access the reserve. Minnesota's Constitution prohibits borrowing for operating purposes beyond the end of a biennium, but the
Commissioner of Finance, with the approval of the Governor, has statutory authority in the event of a

                                       14

projected deficit to release reserve funds and reduce unexpended allotments of prior transfers and appropriations. The State legislature adjourned its 2004 regular session without substantially reducing the projected deficit, but the
Governor exercised his statutory powers to eliminate the projected deficit, primarily through reductions in spending. On February 28, 2005, the Department of Finance released an updated Economic Forecast projecting, under then current laws, a general fund balance of $175 million for the biennium ending June 30,
2005, but, after reflecting legislatively mandated allocations of this surplus to restoring the State's budget reserve to $653 million and reversing some shifts in the timing of school aid payments, the projected balance was reduced to zero. The Department also forecast a $466 million General Fund shortfall for the biennium ending June 30, 2007, after allowing for a $350 million cash flow account and a $653 million budget reserve, based on projected expenditures of
$30.2 billion. The State enacted legislation to eliminate the shortfall, largely relying on a new cigarette fee and a variety of tax increases.

At the end of the 2006 legislative session, Department of Finance estimates projected a general fund balance of zero for the biennium ending June 30, 2007, after allowing for a $350 million cash flow account, a $653 million budget reserve, and a $110 million tax relief account, all as provided by law, based on projected expenditures for the biennium of $31.6 billion. The Minnesota Council of Economic Advisors has, for some time, urged the State to increase its budget reserve substantially to 5 percent of biennial spending.

The State is a party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the
State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures.

State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so State budgetary difficulties may have substantial adverse effects on such local government units. Generally, the State has no obligation to make payments on local obligations in the event of a default. Accordingly, factors in addition to the
State's financial and economic condition will affect the creditworthiness of
Minnesota tax-exempt obligations that are not backed by the full faith and credit of the State. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on
State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal of and interest on
Minnesota tax-exempt obligations that are held by the Fund or the value or marketability of such obligations.

Certain Minnesota tax legislation (see TAXES, Minnesota Income Taxation -
Minnesota Tax-Free Income Fund) and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota tax-exempt obligations that are held by the Minnesota
Tax-Free Income Fund.

FLORIDA MUNICIPAL SECURITIES. The Florida Tax-Free Income Fund, except during temporary defensive periods, will invest primarily in Florida municipal securities, which include obligations of the State of Florida, the State's agencies and authorities, and various local governments, including counties, cities, towns, special districts, and authorities. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of
Florida municipal securities. The following information provides only a brief summary of the complex factors affecting the financial situation in Florida. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the
State of Florida, and there is no obligation on the part of Florida to make payment on such local obligations in the event of default.

DEBT RATINGS. Florida has a high bond rating from Moody's (Aa2), Standard &
Poor's (AAA) and Fitch, Inc. (AA+) on state general obligation bonds. These ratings were upgraded in 2005 from Aa2 and AA+ by Moody's and Standard & Poor's respectively. Florida's general obligation bond ratings compare favorably to the average credit rating among states in the U.S. "full faith and credit" state debt, which is "Aa2" (Moody's) and or "AA" (S&P).

DEMOGRAPHIC AND ECONOMIC INFORMATION. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. Its primary vulnerability is exposure to the business cycle affecting both the tourism and construction sectors. Unlike many other states, Florida saw

                                       15

employment growth in recent years, gaining approximately 115,000 jobs between
2001 and 2003. Unemployment rose only slightly during that period from 4.8% in
2001 to 5.1% in 2003. More recently, unemployment rates have again trended lower. The annual unemployment rate for 2004 was 4.8%, while the rate in
November 2005 was 3.6% (preliminary; seasonally adjusted).

The management of rapid growth has been the major challenge facing the State and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population in-migration. As growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts, especially with respect to Medicaid.

Personal income levels in Florida generally are less sensitive to economic downturns than in the United States as a whole, because Florida is home to a greater concentration of senior citizens who rely on dividends, interest, Social
Security, and pension benefits, which fluctuate less with the business cycle than does employment income. In 2004, Florida ranked twenty-fourth in state per capital income.

STATE FULL FAITH AND CREDIT DEBT. Florida generally requires all general obligation "full faith and credit" debt issues of municipalities to be approve by public referendum. Consequently, such debt issues are rare, and most debt instruments issued by Florida local municipalities and authorities have a more narrow pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes, or fuel taxes. Municipal lease financings utilizing master lease structures are well accepted in the marketplace and have become the primary vehicle used by Florida school districts to finance capital projects. The credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt.

The State of Florida issues general obligation debt for a variety of purposes;
however, Florida's Constitution requires that a specific revenue stream be pledged to State general obligation bonds. Florida's tax-supported debt has growth significantly over the last decade. In 2004, Florida's tax-supported debt of $17.5 billion was 3.4% of personal income, somewhat greater that the Unites
States median of 2.4%. This trend is expected to continue as Florida officials manage the tremendous capital and operating pressures associated with a rapidly growing population. Florida must comply with two voter-approved amendments to the state constitution, requiring the expansion of state educational programs.
These include the Class Size Initiative, an amendment capping the size of public school classes, and a measure requiring that pre-kindergarten classes be made available to all children. Funding for the phased-in programs, the cost of which is substantial, is expected to further pressure Florida's and local school districts' budgets. Florida's debt service burden is within the cap of 7%
required by law.

REVENUE. Florida's financial profile is supported by a long history of strong budget control, sizable reserve levels, and a growing economy. Revenue performance has remained stable over the past several years, setting Florida apart from most other states, whose revenue streams were impacted more severely during periods of economic slowdown. Major sources of revenue in Florida are the sales and use tax and corporate income tax. Unlike many other states, Florida does not levy ad valorem taxes on real property or tangible personal property, nor does it impose a personal income tax.

TOBACCO SETTLEMENT ASSET-BACKED BONDS
--------------------------------------------------------------------------------
Each Fund, except U.S. Government Securities Fund, may invest in tobacco settlement asset backed bonds. The master settlement agreement of 1998 between the four major tobacco companies and 46 U.S. States, the District of Columbia, and several U.S. territories provides that the tobacco companies will pay more than $200 billion to the governmental entities over 25 years. Several governmental entities have securitized the future flow of these payments by selling bonds pursuant to indentures through distinct entities created by the governmental entity for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Payment on the Bonds, and thus risk to the Funds, is dependent on the receipt of future settlement payments to the governmental entities. The actual amount of future settlement payments is dependent on many factors, including but not limited to, cigarette consumption and the financial capability of participating tobacco companies.

                                       16

FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES CONTRACTS, AND SWAP AGREEMENTS
--------------------------------------------------------------------------------
The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund, and the
Tax-Free Income Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. The U.S. Government Securities Fund may buy and sell options on interest rate futures contracts and index futures contracts for the purpose of hedging.
As a result of entering into futures contracts, no more than 10% of any Fund's
(5% for Tax-Free Income Fund's) total assets may be committed to margin.

An interest rate futures contract is an agreement to purchase or deliver an agreed amount of debt securities in the future for a stated price on a certain date. The Funds may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

Each Fund (except the Money Market Fund) may purchase and sell exchange traded put and call options on debt securities of an amount up to 5% of its net assets
(10% for Bond Fund) for the purpose of hedging. The Funds may, from time to time, write exchange-traded call options on debt securities, but the Funds will not write put options. A put option (sometimes called a standby commitment)
gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option.
The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by the Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale.
If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Funds are required to maintain margin deposits with brokerage firms through which they enter into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Funds will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission
("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange
Act. The principal exchanges are the Chicago Board of Trade, the Chicago
Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract

                                       17

provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility.

RISKS IN FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements.
Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements or the time span within which the movements take place. Closing out a futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities.
Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer-term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates.

RISKS OF OPTIONS. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds'
transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Funds' purchase or sale of put or call options and options on futures contracts will be based upon predictions as to anticipated interest rates by the
Adviser, which could prove to be inaccurate. Even if the expectations of the
Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Funds' portfolio securities.

The Funds, except the Money Market Fund, may purchase and sell put and call options and options on interest rate futures contracts which are traded on a
United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on interest rate futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities.

A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon

                                       18

exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Fund.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS. The Funds (except the Money Market
Fund) may purchase put options on futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Funds will seek to realize a profit to offset the loss in value of its portfolio securities.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS. The Funds (except the Money
Market Fund) may purchase call options on futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Funds will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Funds are holding cash. The Funds can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Funds' cash can be used to buy long-term securities.

The Funds expect that new types of futures contracts, options thereon, and put and call options on securities and indexes may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Funds' quality standards.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns
(or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Funds, except the Money Market Fund, may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Funds than if the Funds had invested directly in an instrument that provided that desired return. Each Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of a Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the
"Code").

ZERO COUPON SECURITIES
--------------------------------------------------------------------------------
Each Fund is permitted to invest in zero coupon securities. Such securities are debt obligations that do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches and this accretion (adjusted for amortization) is recognized as interest income. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
--------------------------------------------------------------------------------
Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but

                                       19

delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the
Funds will meet their obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the
Funds may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Each Fund, except U.S. Government Securities Fund, is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The
Funds may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. The
Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for their interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Funds' directors at least quarterly for their approval.

ILLIQUID SECURITIES
--------------------------------------------------------------------------------
Each of Tax-Free Income Fund, Florida Tax-Free Income Fund, and Minnesota
Tax-Free Income Fund may invest up to 15% of its net assets in all forms of
"illiquid securities." The Money Market Fund may invest up to 10% of its assets in "illiquid securities." As a fundamental policy, the U.S. Government
Securities Fund is prohibited from investing any of its assets in any form of restricted or illiquid securities.

An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment is valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the
Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain
"qualified institutional buyers" pursuant to Rule 144A under the 1933 Act).
Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds' Board of Directors. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of

                                       20

the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

VARIABLE AND FLOATING RATE NOTES
--------------------------------------------------------------------------------
Each Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

FOREIGN DEBT SECURITIES
--------------------------------------------------------------------------------
The Money Market Fund may invest in U.S. dollar denominated debt securities of foreign corporations and foreign governments if rated in one of the two highest categories by an NRSRO. Debt securities of foreign governments may include securities of the governments of Canada, Japan and members of the European
Economic Community. All trades involving foreign debt securities will be transacted through U.S. based brokerage firms or commercial banks. Canadian investments will be made through the Toronto Stock Exchange member firms in U.S.
dollars. There may be less publicly available information about foreign issuers, and foreign issuers generally are not subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling securities transactions in foreign markets. Custody charges are generally higher for foreign securities.
The income from foreign securities may be subject to foreign taxes.

SIT MONEY MARKET FUND
--------------------------------------------------------------------------------
The Funds may invest in shares of money market funds advised by the Adviser, which includes the Money Market Fund. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds.

RATINGS OF DEBT SECURITIES
--------------------------------------------------------------------------------
Investment grade debt securities are rated AAA, AA, A or BBB by Standard &
Poor's Rating Services ("S&P"), and Fitch, Ratings ("Fitch"); or Aaa, Aa, A or
Baa by Moody's Investors Services ("Moody's"). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for
notes with a demand feature) by Moody's or SP-1 or SP-2 by S&P. Securities rated
Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Securities rated B by Moody's are considered to generally lack characteristics of a desirable investment and the assurance of interest and principal payments over any long period of time may be small. S&P considers securities rated B to have greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal. DEBT SECURITIES RATED
BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. See Appendix A and B
for further information about ratings.

The commercial paper purchased by the Funds will consist only of obligations which, at the time of purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an

                                       21

investment from a Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

RISKS OF INVESTING IN HIGH YIELD SECURITIES
--------------------------------------------------------------------------------
The Florida Tax-Free Income Fund and Minnesota Tax-Free Income Fund may invest up to 30% of its assets in securities rated below investment-grade. The Tax-Free
Income Fund may invest up to 25% of its assets in securities rated below investment-grade. Securities rated below investment-grade are referred to as high yield securities or "junk bonds." Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk.
Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which the Funds may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.
Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

DIVERSIFICATION
--------------------------------------------------------------------------------
As a fundamental policy, each Fund (except the Florida Tax-Free Income Fund and
Minnesota Tax-Free Income Fund) intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940, as amended. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government
Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United
States pursuant to authority granted by the Congress of the United States; or
certificates of deposit for any of the foregoing. Additionally, each of the
Funds has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.

                                       22

The Florida Tax-Free Income Fund and Minnesota Tax-Free Income Fund are
nondiversified investment companies as defined in the 1940 Act which means that the Funds are not restricted by the provisions of the 1940 Act with respect to diversification of its investments. However, the Funds intend to comply with the diversification requirements contained in the Internal Revenue Code of 1986.
Accordingly, at the end of each quarter of each Fund's taxable year (a) at least
50% of the market value of the Fund's assets must be invested in cash, U.S.
Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the value of the Fund's total assets can be invested in the securities of any one issuer (other than
U.S. Government securities). Since a relatively high percentage of each Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, each Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

For purposes of such diversification, the identification of the issuer of tax-exempt securities depends on the terms and conditions of the security. If a
State or a political subdivision thereof pledges its full faith and credit to payment of a security, the State or the political subdivision, respectively, is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a State or a political subdivision thereof are separate from those of the State or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality is deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or specific project is deemed the sole issuer. If, however, in any of the above cases, a state, political subdivision or some other entity guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor.

CONCENTRATION POLICY
--------------------------------------------------------------------------------
As a fundamental policy, neither Florida Tax-Free Income Fund, Minnesota
Tax-Free Income Fund nor the Tax-Free Income Fund will invest more than 25% of its assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry; however, because other appropriate available investments may be in limited supply, the industry limitation does not apply to housing authority obligations or securities issued by governments or political subdivisions of governments. Appropriate available investments may be in limited supply from time to time in the opinion of the Adviser due to the
Funds' investment policy of investing primarily in "investment grade"
securities. The Tax-Free Income Fund does not intend to invest more than 25% of its net assets in securities of governmental units or issuers located in the same state, territory or possession of the U.S.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
To attain the investment objectives of the Funds, the Adviser will usually hold securities for the long-term. However, if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and higher transaction costs for the Funds and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. Each Fund's turnover rate may vary from year to year.
For additional information, refer to "Taxes" and "Brokerage" below. The portfolio turnover rates for each of the Funds other than Money Market Fund are contained in the Financial Highlights tables in the prospectus. Because securities with maturities of less than one year are excluded from portfolio turnover rate calculations, Money Market Fund's turnover rate is zero.

SECURITIES LENDING
--------------------------------------------------------------------------------
Each of the Funds may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of a Fund's total assets. To

                                       23

date, the Funds have not loaned securities, and neither the Funds nor the
Adviser intend to lend securities in the immediate future.

The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the
Funds. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. A Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for the Fund's portfolio securities will take into possession before any securities are loaned.
Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a
Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, a Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S.
Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If a Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

DURATION
--------------------------------------------------------------------------------
Duration is a measure of the expected life of a fixed income security on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final principal at maturity and call features into one measure. It measures the expected price sensitivity of a fixed income security (or portfolio) for a given change in interest rates. For example, if interest rates rise by one percent, the market value of a security (or portfolio) having a duration of two years generally will fall by approximately two percent. The
Adviser uses several methods to compute various duration estimates appropriate for particular securities held in portfolios.

Duration incorporates payments prior to maturity and therefore it is considered a more precise measure of interest rate risk than "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, and does not account for pre-maturity payments. Most debt securities provide coupon interest payments in addition to a final ("par") payment at maturity, and some securities have call provisions which allow the issuer to repay the instrument in part or in full before the maturity date. Each of these may affect the security's price sensitivity to interest rate changes.

For bonds that are not subject to calls prior to their maturity, duration is an effective measure of price sensitivity to changing interest rates. However, it does not properly reflect certain types of interest rate risk as bonds may be subject to optional or special mandatory redemption provisions that affect the timing of principal repayment and thus, the duration of the debt security. These provisions include refunding calls, sinking fund calls and prepayment calls. For example, while the stated final maturity of mortgage "pass-through" securities is generally 30 years, expected prepayment rates are more important in determining duration. Municipal bonds may also be subject to special redemption from unexpended proceeds, excess revenues, sale proceeds or other sources of funds, and municipal bonds may be advance refunded. Floating and variable rate debt securities may have final maturities of ten or more years, yet their interest rate risk corresponds to the frequency and benchmark index of the coupon reset. In such situations, the Adviser uses more sophisticated analytical techniques that incorporate these additional variables to arrive at a modified, effective, implied or average life duration to reflect interest rate risk. These techniques may involve the portfolio manager's expectations of future economic conditions, and these assumptions may vary from actual future conditions. The various methods used to compute appropriate duration estimates for certain bond issues, particularly those that are traded infrequently and that

                                       24

have a low amount of outstanding debt such as municipal bonds, may require greater reliance on the use of such assumptions by the Adviser. Therefore, for those issues, the effective or implied duration may be a less accurate estimate of interest rate risk than it is for other types of bond issues.

ADDITIONAL INFORMATION ABOUT SELLING SHARES
--------------------------------------------------------------------------------

SUSPENSION OF SELLING ABILITY
--------------------------------------------------------------------------------
Each Fund may suspend selling privileges or postpone the date of payment:
-    During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the
     Securities and Exchange Commission ("SEC");
-    During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;
-    For such other periods as the SEC may permit.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------
Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Funds use reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder's address of record or the bank account designated on the application and requiring certain means of telephone identification. If the
Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions.
During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

REDEMPTION-IN-KIND
--------------------------------------------------------------------------------
If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business. The customary national business holidays observed by the New York Stock Exchange and on which the Funds are closed are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good
Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas
Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of a
Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund other than the Money Market Fund will fluctuate. Money Market Fund attempts to maintain a net asset value of $1.00 per share.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

The securities held by Money Market Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Money Market Fund attempts to maintain a net asset value of $1.00 per share. Under the direction of the Board of Directors, procedures have been adopted to monitor and stabilize the Fund's price per share.

                                       25

On March 31, 2006, the net asset value and public offering price per share for each Fund was calculated as follows:

        (net assets / shares outstanding) = net asset value (NAV) per share = public offering price per share)

                                                                                      shares     NAV and public
       Fund                                                     net assets       outstanding     offering price
       Money Market                                            $69,681,937        69,685,412              $1.00
       U.S. Government Securities Fund                         234,394,769        22,419,940              10.45
       Tax-Free Income Fund                                    366,948,107        37,737,329               9.72
       Minnesota Tax-Free Income Fund                          263,312,026        26,014,832              10.12
       Florida Tax-Free Income Fund                              3,761,812           377,721               9.96

MANAGEMENT
--------------------------------------------------------------------------------

The Sit Mutual Funds are a family of 13 no-load mutual funds. The five Bond
Funds described in this Statement of Additional Information are the Sit Money
Market Fund, Sit U.S. Government Securities Fund, Sit Tax-Free Income Fund, Sit
Minnesota Tax-Free Income Fund and the Florida Tax-Free Income Fund (the "Funds"
or individually, a "Fund"); The eight stock funds within the Sit Mutual Fund family are described in a separate Statement of Additional Information. The
Money Market Fund, U.S. Government Securities Fund, the corporate issuer of the
Tax-Free Income Fund, and Minnesota Tax-Free Income Fund; and the Trust which issued the Florida Tax-Free Income Fund have corporate officers and Boards of
Directors, or, in the case of the Florida Tax-Free Income Fund, officers and a
Board of Trustees. The Boards of Directors and the Board of Trustees are
responsible for the management of the Funds and the establishment of the Funds'
policies. The officers of the Funds manage the day-to-day operation of the
Funds.

The Boards of Directors and the Board of Trustees have established an Audit
Committee. The Audit Committee is composed entirely of directors/trustees who are not interested persons of the Fund (except in their capacities as directors/trustees) as defined in section 2(a)(19) of the Investment Company Act of 1940. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee, the Board of Directors, the Board of Trustees, or
any other Board committee. The function of the Audit Committees is oversight.
The primary responsibilities of the Audit Committee is to oversee the Fund's accounting and financial reporting policies and practices; its internal controls over financial reporting, and the internal controls of the Fund's accounting, transfer agency and custody service providers; to oversee the Fund's financial reporting and the independent audit of the Fund's financial statements; and to oversee, or, as appropriate, assist the full Boards' oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; to act as a liaison between the Fund's independent auditors and the full Boards of Directors and Trustees. There were two meetings of the Audit Committee during the Funds' last fiscal year. The members of the
Audit Committee include: Melvin C. Bahle, John P. Fagan, Sidney L. Jones, Bruce
C. Lueck and Donald W. Phillips. John E. Hulse served on the Audit Committee until his death on December 24, 2005.

Information pertaining to the directors/trustees and officers of the Funds is set forth on the following page. Except as noted, the business address of each officer and director/trustee is the same as that of the Adviser - 3300 IDS
Center, Minneapolis, Minnesota.

                                       26

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     # OF FUNDS
                                      TERM OF                                                        IN FUND      OTHER
NAME,                   POSITION      OFFICE(1)               PRINCIPAL                              COMPLEX      DIRECTORSHIPS
ADDRESS AND             HELD WITH     AND LENGTH OF           OCCUPATIONS DURING                     OVERSEEN     HELD BY
AGE                     THE FUNDS     TIME SERVED             PAST FIVE YEARS                        BY DIRECTOR  DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS/TRUSTEES:
---------------------------------------------------------------------------------------------------------------------------------
Eugene C. Sit (2)       Director/     Director/Trustee        Chairman, CEO and CIO of Sit           13           Corning
Age: 67                 Trustee       since inception.        Investment Associates, Inc. (the                    Incorporated;
                        and                                   "Adviser") and Sit/Kim                              Smurfit -
                        Chairman                              International Investment                            Stone
                                                              Associates, Inc. ("Sit/Kim");                       Container
                                                              Director of SIA Securities Corp.                    Corporation
                                                              (the "Distributor"),and Chairman
                                                              and CEO of Sit Investment Fixed
                                                              Income Advisors, Inc. ("SF").
---------------------------------------------------------------------------------------------------------------------------------
William E. Frenzel (2)  Director/     Director/Trustee        Guest Scholar at The Brookings         13           None.
Age: 78                 Trustee       since 1991 or           Institution and member of several
                                      the Fund's              government policy committees,
                                      inception if            foundations and organizations;
                                      later.                  Advisory Director of the Adviser;
                                                              Director of Sit/Kim and SF.
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS/TRUSTEES: (5)
---------------------------------------------------------------------------------------------------------------------------------
Melvin C. Bahle         Director/     Director/ Trustee       Director and/or officer of several     13           None.
Age: 87                 Trustee       since 2005;             foundations and charitable
                                      Director/Trustee        organizations.
                                      Emeritus since
                                      1995 or the Fund's
                                      inception if later.
---------------------------------------------------------------------------------------------------------------------------------
John P. Fagan           Director/     Elected as Director     Honorary member on Board of St.        13           None.
Age: 76                 Trustee       at February 19, 2006    Joseph's College in Rensselaer,
                                      Board Meeting           Indiana
---------------------------------------------------------------------------------------------------------------------------------
Sidney L. Jones         Director/     Director/Trustee        Lecturer, Washington Campus            13           None.
Age: 72                 Trustee       from 1988 to            Consortium of 17 Universities;
                                      1989 and from           Senior Advisor to Lawrence and
                                      1993 or the Fund's      Company (investment management),
                                      inception if later.     Toronto, Canada.
---------------------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck          Director/     Director/Trustee        Consultant for Zephyr Management,      13           None.
Age: 65                 Trustee       since 2004 or the       L.P. (investment management) and
                                      Fund's inception,       committee member of several
                                      if later.               investment funds and foundations.
                                                              President & Chief Investment
                                                              Officer, Okabena Investment
                                                              Services, Inc. from 1985 to 2003;
                                                              Board Member, Okabena Company from
                                                              1985 to 2003.
---------------------------------------------------------------------------------------------------------------------------------
Donald W. Phillips      Director/     Director of the         Chairman and CEO of WP Global          13           None.
Age: 58                 Trustee       International           Partners Inc., 7/05 to present; CEO
                                      Fund since 1993,        and CIO of WestLB Asset Management
                                      and since 1990          (USA) LLC, 4/00 to 4/05.
                                      or the Fund's
                                      inception if later
                                      for all other
                                      Funds.
---------------------------------------------------------------------------------------------------------------------------------

                                       27

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     # OF FUNDS
                                      TERM OF                                                        IN FUND      OTHER
NAME,                   POSITION      OFFICE(1)               PRINCIPAL                              COMPLEX      DIRECTORSHIPS
ADDRESS AND             HELD WITH     AND LENGTH OF           OCCUPATIONS DURING                     OVERSEEN     HELD BY
AGE                     THE FUNDS     TIME SERVED             PAST FIVE YEARS                        BY DIRECTOR  DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
---------------------------------------------------------------------------------------------------------------------------------
Peter L. Mitchelson     Vice          Re-Elected by      Director and Vice Chairman of the Adviser;  N/A          N/A
Age: 65                 Chairman      the Boards         Director and Executive Vice President of
                                      annually;          Sit/Kim; Director of the Distributor; and
                                      Officer since      Vice Chairman of SF.  Director of the Sit
                                      inception.         Funds through 4/30/02.
---------------------------------------------------------------------------------------------------------------------------------
Roger J. Sit (3)        Executive     Re-Elected by      President of the Adviser; Director,         N/A          N/A
Age: 44                 Vice          the Boards         President, COO, and Deputy CIO of
                        President     annually;          Sit/Kim.
                                      Officer since
                                      1998.
---------------------------------------------------------------------------------------------------------------------------------
Michael C. Brilley      Senior Vice   Re-Elected by      Senior Vice President and Senior Fixed      N/A          N/A
Age: 61                 President     the Boards         Income Officer of the Adviser; Director
                                      annually;          and President and Chief Fixed Income
                                      Officer since      Officer of SF.
                                      1985.
---------------------------------------------------------------------------------------------------------------------------------
Debra A. Sit (3)        Vice          Re-Elected by      Vice President - Bond Investments of the    N/A          N/A
Age: 45                 President -   the Boards         Adviser; Assistant Treasurer and Assistant
                        Investments   annually;          Secretary of Sit/Kim and SF; and Senior
                                      Officer since      Vice President - Investments of SF.
                                      1994.
---------------------------------------------------------------------------------------------------------------------------------
Mark H. Book            Vice          Re-Elected by      Vice President and Fixed Income Portfolio   N/A          N/A
Age: 43                 President -   the Boards         Manager of SF.
                        Investments.  annually;
                        U.S. Govt.    Officer since
                        and Money     2002.
                        Market
                        Funds only.
---------------------------------------------------------------------------------------------------------------------------------
Bryce A. Doty           Vice          Re-Elected by      Vice President and Fixed Income Portfolio   N/A          N/A
Age: 39                 President -   the Boards         Manager of SF.
                        Investments.  annually;
                        U.S. Govt.    Officer since
                        Fund only.    1996.
---------------------------------------------------------------------------------------------------------------------------------
Paul J. Junquist        Vice          Re-Elected by      Vice President and Fixed Income Portfolio   N/A          N/A
Age: 44                 President -   the Boards         Manager of SF.
                        Investments.  annually;
                        Tax-Free,     Officer since
                        MN Tax-       1996.
                        Free, & FL
                        Tax-Free
                        Funds only.
---------------------------------------------------------------------------------------------------------------------------------
Paul E. Rasmussen       Vice          Re-Elected by      Vice President, Secretary, Controller and   N/A          N/A
Age: 45                 President     the Boards         Chief Compliance Officer of the Adviser;
                        and           annually;          Vice President, Secretary, and Chief
                        Treasurer     Officer since      Compliance Officer of Sit/Kim and SF;
                                      1994.              President of the Distributor.
---------------------------------------------------------------------------------------------------------------------------------

                                       28

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER
                                                                                                     OF FUNDS
                                      TERM OF                                                        IN FUND      OTHER
NAME,                   POSITION      OFFICE(1)               PRINCIPAL                              COMPLEX      DIRECTORSHIPS
ADDRESS AND             HELD WITH     AND LENGTH OF           OCCUPATIONS DURING                     OVERSEEN     HELD BY
AGE                     THE FUNDS     TIME SERVED             PAST FIVE YEARS                        BY DIRECTOR  DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------------------
(CONTINUED)
OFFICERS:
---------------------------------------------------------------------------------------------------------------------------------
Michael J. Radmer        Secretary     Re-Elected by     Partner of the Funds'general counsel,       N/A           N/A
Suite 1500                             the Boards        Dorsey & Whitney, LLP
50 South Sixth St.                     annually;
Minneapolis, MN                        Officer since
55402                                  1984.
Age: 61
---------------------------------------------------------------------------------------------------------------------------------
Carla J. Rose           Vice           Re-Elected by     Vice President, Administration & Deputy     N/A          N/A
Age: 40                 President,     the Boards        Controller of the Adviser; Vice President,
                        Assistant      annually;         Administration and Controller of Sit/Kim;
                        Secretary &    Officer since     Controller and Treasurer of SF.
                        Assistant      2000.
                        Treasurer
---------------------------------------------------------------------------------------------------------------------------------
Kelly K. Boston         Assistant      Re-Elected by     Staff Attorney of the Adviser.              N/A          N/A
Age: 37                 Secretary &    the Boards
                        Assistant      annually;
                        Treasurer      Officer since
                                       2000.
---------------------------------------------------------------------------------------------------------------------------------

     1)   Each Director/Trustee serves until their resignation, removal or the next meeting of the shareholders at which election of
          directors/trustees is an agenda item and until his successor is duly elected and shall qualify.
     2)   Directors/Trustee who are deemed to be "interested persons" of the
          Funds as that term is defined by the Investment Company Act of 1940.
          Mr. Sit is considered an "interested person" because he is an officer of Sit Investment Associates, Inc., the Fund's investment adviser. Mr.
          Frenzel is deemed to be an interested person because he is an advisory director and shareholder of the Fund's investment adviser.
     3)   Mr. Roger Sit is the son of Eugene C. Sit. Ms. Debra Sit is the
          daughter of Eugene C. Sit.
     4)   Includes only directorships of companies required to report under the
          Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
     5)   Director John E. Hulse served as Director of the Funds from 1995 until his death on December 24, 2005.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Funds' investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Funds.
The portfolio management team is led by Michael C. Brilley, Senior Vice
President of the Adviser; Debra A. Sit, Vice President of the Adviser; and Bryce
A. Doty, Vice President - Investments of the U.S. Government Securities Fund.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGEMENT TEAM, AS OF MARCH 31, 2006.
-----------------------------------------------------------------------------------------------------------------------
                                                                               Number of accounts   Assets of accounts
                                                   Total                        included in total    included in total
                                               number of                         with performance     with performance
Type of account                                 accounts       Total assets    based advisory fee   based advisory fee
-----------------------------------------------------------------------------------------------------------------------
MICHAEL C. BRILLEY
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     6      1,172,453,274                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    6         49,810,347                     3           30,044,488
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                    126      3,140,391,590                     3          114,875,339
                                                     ---      -------------                  ----          -----------
-----------------------------------------------------------------------------------------------------------------------
                                      Total          138      4,362,655,211                     6          144,919,827
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
DEBRA A. SIT
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     3        623,123,837                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    2          9,506,779                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     22        186,673,835                  None                    0
                                                     ---      -------------                  ----          -----------
-----------------------------------------------------------------------------------------------------------------------
                                      Total           27        819,304,451                  None                    0
-----------------------------------------------------------------------------------------------------------------------

                                       29

(TABLE CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                               Number of accounts   Assets of accounts
                                                   Total                        included in total    included in total
                                               number of                         with performance     with performance
Type of account                                 accounts       Total assets    based advisory fee   based advisory fee
-----------------------------------------------------------------------------------------------------------------------
MARK H. BOOK
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     3        282,443,756                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    4         40,303,568                     3           30,044,488
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     73      2,213,226,197                     3          114,875,339
                                                     ---      -------------                  ----          -----------
-----------------------------------------------------------------------------------------------------------------------
                                      Total           80      2,535,973,521                     6          144,919,827
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BRYCE A. DOTY
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     2        216,453,679                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    4         40,303,568                     3           30,044,488
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     73      2,213,226,197                     3          114,875,339
                                                     ---      -------------                  ----          -----------
-----------------------------------------------------------------------------------------------------------------------
                                                      79      2,469,938,444                     6          144,919,827
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PAUL J. JUNGQUIST
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     4        890,009,518                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    3         18,862,915                     1            9,356,136
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     29        672,890,002                  None                    0
                                                     ---      -------------                  ----          -----------
-----------------------------------------------------------------------------------------------------------------------
                                                      36      1,581,762,435                     1            9,356,136
-----------------------------------------------------------------------------------------------------------------------

The Adviser and its affiliates provide investment management and other services to clients who may or may not have investment policies, objectives and investments similar to those of the Fund. Sit may give advice and take actions on behalf of such clients which differ from advice given or actions taken in respect to the Fund. The Adviser and its affiliates do not manage accounts that have investment strategies that materially conflict with the investment strategy of the Funds.

COMPENSATION OF INVESTMENT PROFESSIONALS. The Funds do not pay any salary, bonus, deferred compensation, pension or retirement plan on behalf of the portfolio managers or any other employees of the Adviser. The portfolio managers of the Funds receive compensation from the Adviser. The compensation of the portfolio managers and analysts is comprised of a fixed base salary, an annual bonus, and periodic deferred compensation bonuses which may include phantom stock plans. Portfolio managers and analysts also participate in the profit sharing 401(k) plan of the Adviser. Competitive pay in the marketplace is considered in determining total compensation. The bonus awards are based on the attainment of personal and company goals which are comprised of a number of factors, including: the annual composite investment performance of the Adviser's accounts (which may include one or more of the Funds) relative to the investment accounts' benchmark index (including the primary benchmark of a Fund included in the composite, if any); the Adviser's growth in assets under management from new assets (which may include assets of a Fund); profitability of the Adviser; and
the quality of investment research efforts. Contributions made to the Adviser's profit sharing 401(k) plan are subject to the limitations of the Internal
Revenue Code and Regulations.

FUND SHARES OWNED BY PORTFOLIO MANAGEMENT TEAM. The table below indicates the dollar range of Fund ownership in each of the Funds by each member of the portfolio management team, as of March 31, 2006.

  --------------------------------------------------------------------------------------------------
                                              U.S.                                      FLORIDA
                                           GOVERNMENT      TAX-FREE        MN           TAX-FREE
  NAME OF                      MONEY       SECURITIES       INCOME       TAX-FREE        INCOME
  PORTFOLIO MANAGER         MARKET FUND       FUND           FUND       INCOME FUND       FUND
  --------------------------------------------------------------------------------------------------
                               $1 -        $100,001-                    $10,001 -
  Michael C. Brilley          $10,000       $500,000         None        $50,000         None
  --------------------------------------------------------------------------------------------------
                                           $10,001 -      $100,001-     $50,001 -
  Debra A. Sit                 None         $50,000        $500,000     $100,000         None
  --------------------------------------------------------------------------------------------------

                                       30

  (TABLE CONTINUED)
  --------------------------------------------------------------------------------------------------
                                              U.S.                                      FLORIDA
                                           GOVERNMENT      TAX-FREE        MN           TAX-FREE
  NAME OF                      MONEY       SECURITIES       INCOME       TAX-FREE        INCOME
  PORTFOLIO MANAGER         MARKET FUND       FUND           FUND       INCOME FUND       FUND
  --------------------------------------------------------------------------------------------------
                                           $10,001 -
  Mark H. Book                 None         $50,000          None         None           None
  --------------------------------------------------------------------------------------------------
                                           $10,001 -
  Bryce A. Doty                None         $50,000          None         None           None
  --------------------------------------------------------------------------------------------------
                             $50,001-      $10,001 -                    $50,001 -
  Paul J. Jungquist          $100,000       $50,000          None       $100,000         None
  --------------------------------------------------------------------------------------------------

FUND SHARES OWNED BY DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------
The table below indicates the dollar range of each Board member's ownership of
Fund shares and shares of other funds in the Sit Family of Funds for which he is a Board member or Trustee, in each case as of December 31, 2005.

  ------------------------------------------------------------------------------------------------------------------------
                                                                                                      AGGREGATE DOLLAR
                                              U.S.                                                    RANGE OF EQUITY
                                           GOVERNMENT    TAX-FREE                       FLORIDA      SECURITIES IN THE
                               MONEY       SECURITIES    INCOME       MN TAX-FREE      TAX-FREE         13 SIT MUTUAL
  NAME OF DIRECTOR          MARKET FUND       FUND         FUND       INCOME FUND     INCOME FUND         FUNDS (2)
  ------------------------------------------------------------------------------------------------------------------------
  Eugene C. Sit (1)            Over           Over          Over         Over                                Over
                             $100,000       $100,000      $100,000     $100,000          None              $100,000
  ------------------------------------------------------------------------------------------------------------------------
  Melvin C. Bahle              Over         $10,000-        Over                                             Over
                             $100,000       $50,000       $100,000       None            None              $100,000
  ------------------------------------------------------------------------------------------------------------------------
                                                            Over                                             Over
  William E. Frenzel (1)       None           None        $100,000       None            None              $100,000
  ------------------------------------------------------------------------------------------------------------------------
                             $10,001-         Over                                                           Over
  Sidney L. Jones             $50,000       $100,000        None         None            None              $100,000
  ------------------------------------------------------------------------------------------------------------------------
                               Over                         Over                                             Over
  Bruce C. Lueck             $100,000         None        $100,000       None            None              $100,000
  ------------------------------------------------------------------------------------------------------------------------
                                                                                                           $10,000-
  Donald W. Phillips           None           None          None         None            None              $50,000
  ------------------------------------------------------------------------------------------------------------------------
     1)   Directors/Trustees who are deemed to be "interested persons" of the
          Funds as that term is defined by the Investment Company Act of 1940.
     2)   The Sit Mutual Funds consist of 13 no-load mutual funds; the five Bond
          Funds described in this Statement of Additional Information and eight stock funds described in a separate Prospectus and Statement of
          Additional Information.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Director/Trustee, and their immediate family members, in (i) an investment advisor or principal underwriter of the Fund and
(ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds. Information provided is as of December 31, 2005.

    ------------------------------------------------------------------------------------------------------------------------------
                                      NAME OF OWNERS AND                                      TITLE OF   VALUE OF      PERCENT OF
    NAME OF DIRECTOR               RELATIONSHIPS TO DIRECTOR              COMPANY               CLASS    SECURITIES       CLASS
    ------------------------------------------------------------------------------------------------------------------------------
    Melvin C. Bahle                            ---                           ---                  ---          ---          ---
    ------------------------------------------------------------------------------------------------------------------------------
    Sidney L. Jones                            ---                           ---                  ---          ---          ---
    ------------------------------------------------------------------------------------------------------------------------------
    Bruce C. Lueck              Bruce C. Lueck                 Sit Capital Fund, L.P.(1)      L.P.(2)        $198,876       0.4%
    ------------------------------------------------------------------------------------------------------------------------------
    Donald W. Phillips          Phillips Financial, L.P.       Sit Capital Fund II, L.P.(1)   L.P.(2)      $1,007,048       4.1%
    ------------------------------------------------------------------------------------------------------------------------------
     1)   Sit Investment Associates, Inc. is the general partner and a limited partner.
     2)   Limited partnership interest

COMPENSATION OF DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------
Through December 31, 2005, the Sit Funds as a group (a total of 13 funds) paid each Director/Trustee, who is not also an officer, an annual total fee of
$25,000, $2,500 for each meeting attended, and provided reimbursement for travel and other expenses. Each Director/Trustee that is a member of the Funds' Audit
Committee is paid $1,000 for each Audit Committee

                                       31

meeting attended. Audit Committee meetings are held two times a year, following the February and October Board meetings. Mr. Jones is Chair of the Audit
Committee and Mr. Bahle, Mr. Fagan, Mr. Lueck and Mr. Phillips are committee members. The following table sets forth the aggregate compensation received by each Director/Trustee from each Fund and from all thirteen of the Sit Mutual
Funds for the fiscal year ended March 31, 2006. Pursuant to each Fund's investment management agreement with the Adviser, the Adviser is obligated to pay the Funds' expenses, including fees paid to the Directors/Trustees. (See discussion under "Investment Adviser" below.) Directors/Trustees who are officers of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table.

    ---------------------------------------------------------------------------------------------------------
                                                             PENSION OR          ESTIMATED
                                      AGGREGATE              RETIREMENT            ANNUAL          TOTAL
                                     COMPENSATION         BENEFITS ACCRUED        BENEFITS      COMPENSATION
                                       FROM EACH          AS PART OF FUND          UPON           FROM FUND
    NAME OF DIRECTOR                     FUND                 EXPENSES           RETIREMENT       COMPLEX
    ---------------------------------------------------------------------------------------------------------
    Melvin C. Bahle                       $3,038                 None               None           $39,500
    ---------------------------------------------------------------------------------------------------------
    John P. Fagan                          $481                  None               None            $6,250
    ---------------------------------------------------------------------------------------------------------
    John E. Hulse (1)                     $2,019                 None               None           $26,250
    ---------------------------------------------------------------------------------------------------------
    Sidney L. Jones                       $3,038                 None               None           $39,500
    ---------------------------------------------------------------------------------------------------------
    Bruce C. Lueck                        $3,038                 None               None           $39,500
    ---------------------------------------------------------------------------------------------------------
    Donald W. Phillips                    $2,846                 None               None           $37,000
    ---------------------------------------------------------------------------------------------------------
    William E. Frenzel                    $2,885                 None               None           $37,500
    ---------------------------------------------------------------------------------------------------------
     (1)  Director John E. Hulse served as Director of the Funds during the
          Funds' past fiscal year until his death on December 24, 2005.

CODE OF ETHICS
--------------------------------------------------------------------------------
The Funds and their investment adviser and principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Sit Investment Associates, Inc. (the "Adviser") was incorporated in Minnesota on
July 14, 1981 and has served as the Funds' investment adviser since the inception of each Fund pursuant to Investment Management Agreements.

TERMS COMMON TO ALL FUNDS' INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
Agreements Each Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and
Statement of Additional Information), as interpreted from time to time by the
Fund's Board of Directors or Board of Trustees, in the case of the Florida
Tax-Free Income Fund. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund's Board of Directors or
Trustees regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, trustees, officers or employees of the Fund if duly elected to such positions by the shareholders or directors/trustees of the Fund.

Each Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or Trustees or shareholders and by a majority of the Board of Directors or Trustees who are not "interested persons"
(as defined in the 1940 Act) of the Adviser or the Fund. The

                                       32

Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

COMPENSATION AND ALLOCATION OF EXPENSES
--------------------------------------------------------------------------------
Under each Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to .80%
(except for the U.S. Government Securities Fund and Money Market Fund) of the
average daily net assets of the Fund. However, under each such Fund's Agreement, the Adviser has agreed to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

Under the current Investment Management Agreement for each of U.S. Government
Securities Fund and Money Market Fund, the Fund is obligated to pay the Adviser a flat monthly fee equal on an annual basis to 1.00% of the first $50 million of average daily net assets and .80% of average daily net assets in excess of $50 million for U.S. Government Securities Fund and equal on an annual basis to .80%
of the first $50 million of average daily net assets and .60% of average daily net assets in excess of $50 million for Money Market Fund. However, under each such Fund's current Agreement, the Adviser is obligated to bear all of the
Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

For the period October 1, 1993 through December 31, 2007 the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of U.S. Government
Securities Fund and Money Market Fund to .80% and .50% of average daily net assets per year, respectively, and of Tax-Free Income Fund to .70% of the Fund's
average daily net assets in excess of $250 million and .60% of the Funds' daily net assets in excess of $500 million. After December 31, 2007, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Set forth below are the investment management fees paid by each Fund, during the fiscal years ended March 31, 2006, 2005, and 2004, and other fees and expenses paid by the Funds during such years and fees and expenses of the Funds waived or paid by the Adviser during such years:

                              MONEY         U.S. GOVT.    TAX-FREE      MN TAX-FREE    FL TAX-FREE
                              MARKET       SECURITIES      INCOME         INCOME         INCOME
2006                           FUND           FUND          FUND           FUND           FUND
----                       -----------------------------------------------------------------------
Investment Advisory Fees   $   463,271    $ 2,156,246    $ 2,841,985    $ 1,981,777   $    31,616
   Fees Waived                (159,428)      (100,000)      (105,248)          --            --
   Net Fund Expense            303,843      2,056,246      2,736,737      1,981,777        31,616

2005
----
Investment Advisory Fees   $   353,875    $ 2,232,557    $ 2,729,806    $ 1,768,405   $    23,500
   Fees Waived                (132,661)      (100,000)       (91,226)          --            --
   Net Fund Expense            221,214      2,132,557      2,638,580      1,768,405        23,500

2004
----
Investment Advisory Fees   $   462,406    $ 2,801,849    $ 3,036,296    $ 1,716,463         4,386
   Fees Waived                (160,167)      (100,000)      (129,537)          --            --
   Net Fund Expense            302,239      2,701,849      2,906,759      1,716,463         4,386

RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
At their joint meeting held on October 17, 2005 the Boards of Directors of the
Sit Mutual Funds unanimously approved the continuation for another one year period the investment management agreements entered into by and between Sit
Investment Associates, Inc. and Sit Mutual Funds II, Inc. dated November 1,
1992; Sit U.S. Government Securities Fund, Inc. dated November 1, 1992; Sit
Money Market Fund, Inc. dated November 1, 1992; and Sit Mutual Funds Trust dated
December 15, 2003.

                                       33

DISTRIBUTOR
--------------------------------------------------------------------------------

Sit Mutual Funds II, Inc. (the "Company") on behalf of the Minnesota Tax-Free
Income Fund, and the Tax-Free Income Fund; the Trust, on behalf of the Florida
Tax-Free Income Fund; the U.S. Government Securities Fund, and the Money Market
Fund have entered into an Underwriting and Distribution Agreement with SIA
Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which
Securities acts as each Fund's principal underwriter. Securities markets each
Fund's shares only to certain institutional investors and all other sales of each Fund's shares are made by each Fund. The Adviser pays all expenses of
Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution
Agreement. Each Fund will incur no additional fees in connection with the
Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise.
Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The
Underwriting and Distribution Agreement is renewable from year to year if the
Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and
Distribution Agreement terminates automatically upon its assignment. In the
Underwriting and Distribution Agreement, Securities agrees to indemnify each
Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund's shares, except to the extent that such liability is the result of information which was obtainable by
Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Fund. The
Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund.
Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount.
Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed

                                       34

funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it in managing the Funds.
Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.
Generally, a Fund pays commissions higher than the lowest commission rates available.

Fund management does not currently anticipate that a Fund will affect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services,
Inc. ("CIS"), and Autranet, Inc. ("AI"), unaffiliated registered broker-dealers.
All transactions placed with CIS and AI are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, analytical and investment research information, resources from Egan-Jones Rating
Company, Fitch Ratings, Moody's Investors Service Inc., Municipal Market Data,
Standard & Poor's Rating Services, Bloomberg, L.P., Institutional Investor,
Pattern Recognition Research Inc., and Stone & McCarthy Research Associates.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. All trades will be transacted through U.S. based brokerage firms and commercial banks.

Brokerage commissions paid by the Funds for the fiscal years ended March 31,
2006, 2005, and 2004 were:

                                                2006         2005        2004
                                                ----         ----        ----

     Money Market Fund                             0           0            0
     U.S. Government Securities Fund               0           0            0
     Tax-Free Income Fund                    $18,155     $14,852       $5,215
     Minnesota Tax-Free Income Fund                0           0            0
     Florida Tax-Free Income Fund                  0           0            0

The amount of commissions paid by the Tax-Free Income Fund fluctuate from year to year due to the amount of the Fund's transactions in securities issued by certain closed-end funds during the period.

PROXY VOTING
--------------------------------------------------------------------------------

The Funds, or the corporate issuer (or Trust, in the case of Florida Tax-Free
Income Fund) of their shares, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy, and oversees and manages the day-to-day operations of the Adviser's Proxy Voting Policies.

                                       35

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy
Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, proposals seeking shareholder approval of equity-based compensation plans, changes in corporate control or shareholder rights, poison pills, corporate restructuring, and significant transactions. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or it's designates(s). The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser's vote.
The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy
Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the "Service Firm") to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the
Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund's best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy
Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser's personnel; disclose the conflict to the Fund's board of Trustees and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds' Boards of Directors and Trustees have adopted procedures and policies regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The Chief Compliance Officer oversees application of the policies and provides the Boards with periodic reports regarding the Funds' compliance with the policies.

Complete portfolio holdings are included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. Copies of the Funds' reports are available on the Funds'
website. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the
Funds' reports and Forms N-Q are available free on the EDGAR Database on the
SEC's website at www.sec.gov, and may be reviewed and copied at the Commission's
Public Reference Room in Washington, D.C. Information on the operation of the
SEC's Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-942-8090, by making an e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-01102.

A complete portfolio holdings report as of the end of each calendar quarter is available to all shareholders, prospective shareholders, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds. A copy of the report may be obtained by contacting an Investor Service Representative.

The Funds' Chairman and the chief investment officer of Sit Investment
Associates, Inc. ("SIA") (the Funds' investment adviser) may authorize disclosure of portfolio holdings at a time or times other than the calendar quarter end provided that a.) the chief investment officer determines that the disclosure of the portfolio information is for a legitimate business reason and in the best interest of the Funds; b.) the recipients are subject to a duty of confidentiality (and non-use) if appropriate; and c.) the Funds provide a report of the disclosure to the Boards of Directors at the Boards' next regularly scheduled meetings. The prohibition against the disclosure of non-public portfolio holdings information to an unaffiliated third party does not apply to information sharing with the Funds' service providers, including the Adviser and
Sub-Adviser, the Funds' auditor, counsel, accountant, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds.

                                       36

Information regarding the Funds' aggregate portfolio characteristics may be disclosed at any time. Disclosure of the ownership of a particular portfolio holding may be made at any time provided the security has been included in a
Fund's quarterly portfolio holdings report.

The Funds, SIA or any affiliate may not receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the respective Fund's outstanding shares as of July 13, 2006:

                                                                                      Record    Beneficially     Of Record &
Person                                                                                 Only        Only          Beneficially
------                                                                                ------    ------------     ------------
MONEY MARKET FUND
-----------------
     Metropolitan Sports Facilities Commission, 900 South 5th Street                                                    7%
     Minneapolis, MN

U.S. GOVERNMENT SECURITIES FUND
-------------------------------
     Charles Schwab & Company, Inc., Special Custody Account for
     Benefit Cust, 101 Montgomery Street, San Francisco, CA                           50%

     National Financial Services Corporation for
     Benefit Cust, P.O. Box 3908, New York, NY                                        17%

TAX-FREE INCOME FUND
--------------------
     Charles Schwab & Company, Inc., Special Custody Account for
     Benefit Cust, 101 Montgomery Street, San Francisco, CA                           20%

     National Financial Services Corporation for
     Benefit Cust, P.O. Box 3908, New York, NY                                        30%

MINNESOTA TAX-FREE INCOME FUND
------------------------------
     Charles Schwab & Company, Inc., Special Custody Account for
     Benefit Cust, 101 Montgomery Street, San Francisco, CA                           20%

     National Financial Services Corporation for                                       6%
     Benefit Cust, P.O. Box 3908, New York, NY

FLORIDA TAX-FREE INCOME FUND
----------------------------
     Sit Investment Associates, Inc. (various accounts)                                                                61%
     3300 IDS Center, Minneapolis, MN

     Louis & Ellen Mazzarini JTWROS, 8150 Double Branch Rd,                                                            11%
     Tampa, FL

     H.D. & Joan A. Elverum TTEE, Elverum Family Trust,                                                                 8%
     6101 Waterford Court, Edina, MN

As of July 13, 2006, the officers and directors of the Funds, as a group, owned
4.1% of the shares of Minnesota Tax-Free Income Fund, 2.6% of the shares of the
Tax-Free Income Fund, and less than 1% of the shares of Money Market Fund, U.S.
Government Securities Fund, and Florida Tax-Free Income Fund.

                                       37

TAXES
--------------------------------------------------------------------------------

Each Fund intends to fulfill the requirements of Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code; determined without regard to the deduction for dividends paid) and
90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock, securities, or currency, and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Tax-Free Income
Fund, the Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund
held for six months or less (although regulations may reduce this time period to
31 days) will be disallowed for federal income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares.
Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, or the Florida
Tax-Free Income Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of the
Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, or the Florida
Tax-Free Income Fund, even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of such Fund.

The Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, and the Florida
Tax-Free Income Fund, intend to take all actions required under the Code to ensure that each Fund may pay "exempt-interest dividends." Distributions of net interest income from tax-exempt obligations that are designated by the Funds as exempt-interest dividends are excludable from the

                                       38

gross income of the Funds' shareholders. The Funds' present policy is to designate exempt-interest dividends annually. The Funds will calculate exempt-interest dividends based on the average annual method and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of income that was tax-exempt during the period covered by the distribution. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax return. Distributions paid from other taxable interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers. The Tax-Free Income Fund and Minnesota Tax-Free
Income Fund may each invest up to 20% of its net assets in securities that generate interest that is treated as an item of tax preference. The Florida
Tax-Free Income Fund may invest up to 10% of its net assets in securities that generate interest that is treated as an item of tax preference. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT and the branch profits tax imposed on foreign corporations under Section 884 of the
Code.

Because liability for the AMT depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Tax-Free Income Fund,
Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund will be subject to the tax will depend upon each shareholder's individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Tax-Free Income Fund,
Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund. Each
shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

In addition, shareholders who are or may become recipients of Social Security benefits should be aware that exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt securities. The Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, and
the Florida Tax-Free Income Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Funds will avoid investment in tax-exempt securities which, in the opinion of the investment adviser, pose a material risk of the loss of tax exemption. Further, if a tax-exempt security in a Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

If the Funds invest in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund.
Generally, the original issue discount equals the difference between the "stated
redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If a Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the
Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time a Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated
redemption price at maturity. In each case, except with respect to tax-exempt securities, a Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. Furthermore, if a Fund invests in U.S.
Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

                                       39

Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), a Fund investing in either zero coupon bonds or U.S. Treasury inflation protection securities may be required to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or to liquidate securities.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional
Information. Shareholders should consult their own tax advisers regarding their particular tax circumstance.

MINNESOTA INCOME TAXATION - MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by the Minnesota Tax-Free Income Fund that is derived from interest on Minnesota tax exempt obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the
U.S. government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains.
Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

Minnesota Statutes, Section 289A.50, subdivision 10, includes a statement of legislative intent that interest on obligations of Minnesota governmental units and Indian tribes be included in the net income of individuals, trusts and estates for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date upon which the obligations were issued. To the knowledge of the
Minnesota Tax-Free Income Fund, courts in only two states have addressed whether a state's exemption of interest on its own bonds or those of its political subdivisions, but not of interest on the bonds of other states or their political subdivisions, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. A court in Ohio decided in
1994 that the Ohio law was not unconstitutional, but the Kentucky Court of
Appeals held early in 2006 that the Kentucky law violated the Commerce Clause.
The Kentucky decision has been appealed to the Kentucky Supreme Court. The Fund cannot predict the likelihood that interest on the Minnesota bonds held by the
Fund would become taxable for Minnesota income tax purposes under Section
289A.50, subdivision 10.

FLORIDA TAXATION - FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Florida does not currently impose an income tax on individuals. Thus individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Florida Fund. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

The Florida House and Senate recently approved legislation to repeal the annual
Florida intangible personal property tax. The law becomes effective January 1,
2007, if the Governor signs it into law, as he is expected to do. Prior to the repeal of the intangible tax, it was intended that the Florida Fund's shares would be exempt from the Florida intangible personal property tax, which was a tax on the fair market value of securities and other intangible assets owned by
Florida residents. The intangibles tax was imposed at the annual rate of 0.10%.

                                       40

CAPITALIZATION AND VOTING RIGHTS
--------------------------------------------------------------------------------

Each of the Funds or the corporate issuer of their shares (except Florida
Tax-Free Income Fund) is organized as a Minnesota corporation. Each of the Funds
(or its corporate issuer) has only one class of shares -- common shares. The
U.S. Government Securities Fund and Money Market Fund each has one series of common shares consisting of ten billion shares with a par value of one-tenth of one cent per share. The corporate issuer of Tax-Free Income Fund, and Minnesota
Tax-Free Income Fund (Sit Mutual Funds II, Inc.) is organized as a series fund with one trillion shares of common stock authorized and a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the
Board of Directors for each series: Series A Common Shares, which represent shares of Tax-Free Income Fund; Series B Common Shares, which represent shares of Minnesota Tax-Free Income Fund. The Board of Directors of Sit Mutual Funds
II, Inc. is empowered to issue other series of common stock without shareholder approval.

The Florida Tax-Free Income Fund is a series of the Sit Mutual Funds Trust. The
Trust is an open-end management investment company established as a statutory trust under the laws of the state of Delaware. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of a singles series. The Trustees may, however, establish additional series without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

The Funds (except Florida Tax-Free Income Fund) are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. Likewise, the Florida Tax-Free Income Fund, under its Declaration of Trust, is not required to hold annual or periodically scheduled meetings of shareholders. Each of the Funds, however, intend to hold meetings of shareholders annually. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months,
Minnesota law allows a shareholder or shareholders holding three percent or more of the voting shares of the Funds to demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds.
Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all amendments to investment advisory contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements included in the Funds' annual report to shareholders for the fiscal year ended March 31, 2006 are incorporated by reference in this
Statement of Additional Information.

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN; COUNSEL; ACCOUNTANTS
--------------------------------------------------------------------------------
PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Philadelphia,
Pennsylvania 19153, acts as custodian of the Funds' assets and portfolio securities; Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500,
Minneapolis, Minnesota 55402, is the independent General Counsel for the Funds;
and KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, acts as the
Funds' independent registered public accounting firm.

                                       41

LIMITATION OF DIRECTOR /TRUSTEE LIABILITY
--------------------------------------------------------------------------------

The Directors of the Funds other than Florida Tax-Free Income Fund are governed by Minnesota law. Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty"
(to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the
Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

With respect to Trustees of the Florida Tax-Free Income Fund, the Declaration of
Trust of Sit Mutual Funds Trust, dated as of October 14, 2003 ("Declaration of
Trust") provides that the Trust, out of its assets, shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust, other than those to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, grow negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with
Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the
Trust would have the power to indemnify him or her against such liability under the provisions of the Declaration of Trust.

                                       42

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS

BOND RATINGS
     MOODY'S INVESTORS SERVICE, INC.
     -------------------------------
         Rating   Definition
         ------   ----------
         Aaa      Judged to be the best quality, carry the smallest degree of investment risk.
         Aa       Judged to be of high quality by all standards.
         A        Possess many favorable investment attributes and are to be considered as higher medium grade obligations.
         Baa      Medium grade obligations. Lack outstanding investment
                  characteristics.
         Ba       Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
         B        Generally lack characteristics of a desirable investment.
                  Assurance of interest and principal payments over any long period of time may be small.
         Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.
     STANDARD & POOR'S
     -----------------
         Rating   Definition
         ------   ----------
         AAA      Highest grade obligations and possess the ultimate degree of protection as to principal and interest.
         AA       Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree.
         A        Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and
                  principal are regarded as safe.
         BBB      Considered investment grade with adequate capacity to pay
                  interest and repay principal.
         BB       Judged to be speculative with some inadequacy to meet timely interest and principal payments.
         B        Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely
                  impair capacity or willingness to pay interest and principal.
         Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.
     FITCH RATINGS
     -------------
         Rating   Definition
         ------   ----------
         AAA      Highest credit quality with exceptional ability to pay
                  interest and repay principal.
         AA       Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not
                  quite as strong as AAA.
         A        Investment grade with high credit quality. Ability to pay
                  interest and repay principal is strong.
         BBB      Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
         BB       Considered speculative. Ability to pay interest and repay
                  principal may be affected over time by adverse economic
                  changes.
         B        Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
         + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

                                       43

     COMMERCIAL PAPER RATINGS
     MOODY'S
     -------
         Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.
     STANDARD & POOR'S
     -----------------
         The rating A-1 is the highest commercial paper rating assigned by
         Standard & Poor's Corporation. The modifier "+" indicates that the security is in the higher end of this rating category.
     FITCH RATINGS
     -------------
         F-1+     Exceptionally strong credit quality.
         F-1      Strong credit quality.

                                       44

                                   APPENDIX B
     MUNICIPAL BOND, MUNICIPAL NOTE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MUNICIPAL BOND RATINGS
     STANDARD & POOR'S:
         Rating   Definition
         ------   ----------
         AAA      Highest rating; extremely strong security.
         AA       Very strong security; differs from AAA in only a small degree.
         A        Strong capacity but more susceptible to adverse economic
                  effects than two above categories.
         BBB      Adequate capacity but adverse economic conditions more likely to weaken capacity.
         BB       Judged to be speculative with some inadequacy to meet timely interest and principal payments.
         B        Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely
                  impair capacity or willingness to pay interest and principal.
         Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.
     MOODY'S INVESTORS SERVICES, INC.:
         Rating   Definition
         ------   ----------
         Aaa      Best quality; carry the smallest degree of investment risk.
         Aa       High quality; margins of protection not quite as large as the
                  Aaa bonds.
         A        Upper medium grade; security adequate but could be susceptible to impairment.
         Baa      Medium grade; neither highly protected nor poorly
                  secured--lack outstanding investment characteristics and
                  sensitive to changes in economic circumstances.
         Ba       Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
         B        Generally lack characteristics of a desirable investment.
                  Assurance of interest and principal payments over any long period of time may be small.
         Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.
     FITCH RATINGS:
         Rating   Definition
         ------   ----------
         AAA      Highest credit quality with exceptional ability to pay
                  interest and repay principal.
         AA       Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not
                  quite as strong as AAA.
         A        Investment grade with high credit quality. Ability to pay
                  interest and repay principal is strong.
         BBB      Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
         BB       Considered speculative. Ability to pay interest and repay
                  principal may be affected over time by adverse economic
                  changes.
         B        Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.

         + and - indicators indicate the relative position within the rating category, but are not used in AAA category.
MUNICIPAL NOTE RATINGS
     STANDARD & POOR'S:
         Rating   Definition
         ------   ----------
         SP-1     Very strong or strong capacity to pay principal and interest.
                  Those issues determined to possess overwhelming safety
                  characteristics will be given a plus (+) designation.
         SP-2     Satisfactory capacity to pay principal and interest.

     MOODY'S INVESTORS SERVICE, INC.:
         Rating*  Definition
         -------  ----------
         MIG 1    Best quality.
         MIG 2    High quality.
         MIG 3    Favorable quality.
         MIG 4    Adequate quality.

                                       45

         * A short-term issue having a demand feature, i.e., payment relying on external liquidity and usually payable upon demand rather than fixed maturity dates, is differentiated by Moody's with the use of the symbols VMIG1 through VMIG4.

TAX-EXEMPT COMMERCIAL PAPER RATINGS
     STANDARD & POOR'S:
         Rating   Definition
         ------   ----------
         A-1+     Highest degree of safety.
         A-1      Very strong degree of safety.
     MOODY'S INVESTORS SERVICE, INC.:
         Rating   Definition
         ------   ----------
         Prime 1  Superior capacity for repayment.
         (P-1)

                                       46

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
-------- --------

         Explanatory Note: This Registration Statement contains the combined
         Part C for Sit U.S. Government Securities Fund, Inc., Sit Mutual Funds
         II, Inc., Sit Money Market Fund, Inc., and Sit Mutual Funds Trust.

         (a)      Articles of Incorporation
                  -------------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 11 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 12 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 12 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Certificate of Trust incorporated by reference to
                           the Fund's original Registration Statement; Agreement
                           and Declaration of Trust incorporated by reference to
                           Pre-Effective Amendment No. 1 to the Fund's
                           Registration Statement.)

         (b)      Bylaws
                  ------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to the Fund's original
                           Registration Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to the Fund's original
                           Registration Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to the Fund's original
                           Registration Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Pre-Effective Amendment
                           No. 1 to the Fund's Registration Statement.)

         (c)      Instruments Defining Rights of Security Holders
                  -----------------------------------------------
                  Not applicable.

         (d)      Investment Advisory Contracts
                  -----------------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 10 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 11 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 11 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Pre-Effective Amendment
                           No. 1 to the Fund's Registration Statement.)

         (e)      Underwriting and Distribution Agreement
                  ---------------------------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 12 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 16 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 13 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Pre-Effective Amendment
                           No. 1 to the Fund's Registration Statement.)

                                      C-1

         (f)      Bonus or Profit Sharing Contracts
                  ---------------------------------
                  Not applicable.

         (g)      Custodian Agreement
                  -------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 27 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 31 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 28 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 3.)

         (h.1)    Transfer Agency and Services Agreement
                  --------------------------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 23 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 27 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 24 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 1.)

         (h.2)    Accounting Services Agreement
                  -----------------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 25.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 29.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 26.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 1.)

         (i)      Opinions and Consents of Dorsey & Whitney, LLP
                  ----------------------------------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 8 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 9 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 9 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Incorporated by reference to Pre-Effective Amendment
                           No. 2 to the Fund's Registration Statement.)

                                      C-2

         (j)      Consent of KPMG LLP
                  -------------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Filed herewith.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Filed herewith.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Filed herewith.)
                  4.       Sit Mutual Funds Trust
                           ----------------------
                           (Filed herewith.)

         (k)      Omitted Financial Statements
                  ----------------------------
                  Not applicable.

         (l)      Initial Capital Agreements
                  --------------------------
                  Not applicable.

         (m)      Rule 12b-1 Plan
                  ---------------
                  Not applicable.

         (n)      Rule 18f-3 Plan
                  ---------------
                  Not applicable.

         (o)      Reserved.
                  ---------

         (p)      Codes of Ethics
                  ---------------
                  1.       Sit U.S. Government Securities Fund, Inc.
                           -----------------------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 20 to the Fund's Registration
                           Statement.)
                  2.       Sit Mutual Funds II, Inc.
                           -------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 24 to the Fund's Registration
                           Statement.)
                  3.       Sit Money Market Fund, Inc.
                           ---------------------------
                           (Incorporated by reference to Post-Effective
                           Amendment No. 21 to the Fund's Registration
                           Statement.)
                  4.       Sit Mutual Funds Trust.
                           -----------------------
                           (Incorporated by reference to Pre-Effective Amendment
                           No. 1 to the Fund's Registration Statement.)

Item 24. Persons Controlled by or Under Common Control with Registrant
-------- -------------------------------------------------------------

         See the section of the Prospectus entitled "Investment Adviser" and the section of the Statement of Additional Information entitled "Investment
Adviser."

Item 25. Indemnification
-------- ---------------

         Each Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

                                      C-3

         Each Registrant may indemnify its officers and directors and other
"persons" acting in an "official capacity" (as such terms are defined in Section
302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

         In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:
         (a)      has not received indemnification for the same conduct from any other party or organization;
         (b)      acted in good faith;
         (c)      received no improper personal benefit;
         (d)      in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
         (e)      reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
         (f)      had not otherwise engaged in conduct which precludes
                  indemnification under either Minnesota or Federal law
                  (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless
                  disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

         If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to directors, officers and controlling persons of a
Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment
Company Release 11330 (September 2, 1980).

Item 26. Business and other Connections of Investment Adviser
-------- ----------------------------------------------------

         Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser of each of the Sit Mutual Funds and to various other public and private accounts.

                                      C-4

     Below is a list of the officers and directors of the Adviser and their business/employment during the past two years:

     Name                      Business and Employment During Past Two Years; Principal Business Address
     ----                      -------------------------------------------------------------------------
     Eugene C. Sit             Chairman, CEO and CIO of the Adviser; Director of SIA Securities Corp. (the "Distributor");
                               Chairman of the Board of Directors/Trustees of the Sit Mutual Funds.

     Peter L. Mitchelson       Vice Chairman, Senior Investment Officer and Director of the Adviser; Vice Chairman of the Sit
                               Mutual Funds.

     Roger J. Sit              President and Director of the Adviser; Executive Vice President of the Sit Mutual Funds.

     Frederick Adler           Director of the Adviser; Of Counsel, Fulbright & Jaworski, 666 5th Avenue, New York, NY 10103

     Ralph Strangis            Director of the Adviser; Partner, Kaplan, Strangis & Kaplan, 90 South 7th Street, Suite 5500,
                               Minneapolis, MN  55402

     William Frenzel           Director of the Adviser; Director of the Sit Mutual Funds; Senior Visiting Scholar at the
                               Brookings Institution, 1775 Massachusetts Avenue N.W., Washington, D.C. 20036

     Michael C. Brilley        Senior Vice President and Senior Fixed Income Officer of the Adviser; Senior Vice President -
                               Investments of all Sit Bond Funds.

     Debra A. Sit              Vice President - Bond Investments of the Adviser; Vice President - Investments of all Sit Bond
                               Funds

     David A. Brown            Vice President - Client Relations Marketing of the Adviser

     Kent L. Johnson           Vice President - Research & Investment Management of the Adviser

     Robert W. Sit             Vice President - Research & Investment Management of the Adviser

     Ronald D. Sit             Vice President - Research & Investment Management of the Adviser

     Michael Stellmacher       Vice President - Research & Investment Management of the Adviser

     Paul E. Rasmussen         Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser and the
                               Sub-Adviser; Vice President and Treasurer of the Sit Mutual Funds

     Carla J. Rose             Vice President - Administration & Deputy Controller of the Adviser

     Debra K. Beaudet          Vice President - Staff Operations of the Adviser

Item 27. Principal Underwriters
-------- ----------------------

         The Distributor for each Registrant is SIA Securities Corp., 3300 IDS
Center, Minneapolis, MN 55402, an affiliate of the Adviser, which distributes only shares of each Registrant.

                                      C-5

         Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

     Name                      Business and Employment During Past Two Years; Principal Business Address
     ----                      -------------------------------------------------------------------------
     Eugene C. Sit             Chairman, CEO, and CIO of the Adviser; Chairman, Director of the Distributor; Chairman of the
                               Board of Directors of all Sit Mutual Funds.

     Peter L. Mitchelson       Vice Chairman, Senior Investment Officer and Director of the Adviser; Vice Chairman of all Sit
                               Mutual Funds.

     Paul E. Rasmussen         Vice President, Secretary, Controller and Chief Compliance Officer for the Adviser; President
                               and Treasurer of the Distributor; Vice President & Treasurer of all Sit Mutual Funds

Item 28. Location of Accounts and Records
-------- --------------------------------

         The Custodian for each Registrant is PFPC Trust Company, 8800 Tinicum
Boulevard, Third Floor, Philadelphia, PA 19153. The Transfer Agent for each
Registrant is PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860. Other books and records are maintained by the Adviser, which is located at 3300 IDS Center,
Minneapolis, MN 55402.

Item 29. Management Services
-------- -------------------

         Not applicable

Item 30. Undertakings
-------- ------------

         Not applicable.

                                      C-6

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day
of July 2006.

                                       SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                                       (Registrant)

                                       By /s/ Eugene C. Sit
                                          --------------------------------------
                                          Eugene C. Sit, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed
Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 28, 2006
------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                      Dated:  July 28, 2006
------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                     Dated:  July 28, 2006
     -------------------------------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-7

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day
of July 2006.

                                          SIT MUTUAL FUNDS II, INC.
                                          (Registrant)

                                          By /s/ Eugene C. Sit
                                             ----------------------------------
                                             Eugene C. Sit, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed
Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 28, 2006
------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                      Dated:  July 28, 2006
------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                     Dated:  July 28, 2006
------------------------------------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-8

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day
of July 2006.

                                          SIT MONEY MARKET FUND, INC.
                                          (Registrant)

                                          By /s/ Eugene C. Sit
                                             ----------------------------------
                                             Eugene C. Sit, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed
Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 28, 2006
------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                      Dated:  July 28, 2006
------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                     Dated:  July 28, 2006
------------------------------------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day
of July, 2006.

                                          SIT MUTUAL FUNDS TRUST
                                          (Registrant)

                                          By /s/ Eugene C. Sit
                                             ---------------------------------
                                             Eugene C. Sit, Trustee

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed
Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

           Signature and Title
           -------------------

/s/ Eugene C. Sit                                          Dated:  July 28, 2006
--------------------------------------------
Eugene C. Sit  Chairman of Board of Trustees
(Principal Executive Officer and Trustee)

/s/ Paul E. Rasmussen                                      Dated:  July 28, 2006
--------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Trustee*

Bruce C. Lueck, Trustee*

Donald W. Phillips, Trustee*

*By  /s/ Eugene C. Sit                                     Dated:  July 28, 2006
--------------------------------------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-10

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.   NAME OF EXHIBIT                                          PAGE NO.
-----------   ---------------                                          --------

 (j)          Consent of Independent Registered Public Accounting Firm   C-12
                (Combined Consent for each Registrant)

                                      C-11